SCHWAB

MONEY FUNDS



       June 30, 2002

       SEMIANNUAL REPORT

       SCHWAB MONEY MARKET FUND

       SCHWAB GOVERNMENT MONEY FUND

       SCHWAB U.S. TREASURY MONEY FUND

       SCHWAB VALUE ADVANTAGE
       MONEY FUND(R)


                                                           [CHARLES SCHWAB LOGO]

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

During the six months covered by this report, investor confidence was tested by concerns about corporate accounting practices and economic weakness. While many investors remain nervous, there's nothing here that challenges the belief that the best way to create wealth is by participating in the financial markets.

In this financial environment, as in most, money funds can play an essential role. But for each investor, that role should depend on individual goals and time horizons, not on transient market conditions. Setting and maintaining an appropriate asset allocation --one that may include some money fund holdings--is still one of the best strategies for reaching your financial goals.

By investing in SchwabFunds(R), you have already taken an important step in building a portfolio that can help you achieve your financial goals. On behalf of all of us at SchwabFunds, thank you for the trust that you have placed in us.


Sincerely,


/s/ Charles Schwab
------------------
Charles Schwab


SCHWAB
MONEY FUNDS


SEMIANNUAL REPORT
January 1, 2002 - June 30, 2002

 2     Market Overview

 6     Schwab Money Market Fund

 23    Schwab Government Money Fund

 32    Schwab U.S. Treasury Money Fund

 40    Schwab Value Advantage Money Fund(R)

 56    Financial Notes

       -------------------------------------------------------------------------

 59    GLOSSARY

     SchwabFunds(R) offers two basic types of money fund investments, each designed with a particular use in mind.

SWEEP INVESTMENTS(TM) For your day-to-day cash needs

A Sweep Investment can serve as the primary sweep money fund for your Schwab account.

VALUE ADVANTAGE INVESTMENTS(R) For your larger, longer-term cash balances

Higher balance requirements and policies designed to discourage frequent transactions make Value Advantage Investments appropriate for money you don't need to access frequently. While their features can help minimize fund expenses--which in turn can mean higher returns for investors--Value Advantage Investments cannot be used as sweep funds.

                                             SWEEP       VALUE ADVANTAGE
                                          INVESTMENTS      INVESTMENTS
TAXABLE MONEY FUNDS
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND                      o
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND                  o
--------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND               o
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)                            o
--------------------------------------------------------------------------------


MUNICIPAL MONEY FUNDS
--------------------------------------------------------------------------------
SCHWAB MUNICIPAL MONEY FUND                   o                 o
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND        o                 o
--------------------------------------------------------------------------------
SCHWAB FLORIDA MUNICIPAL MONEY FUND           o
--------------------------------------------------------------------------------
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND        o
--------------------------------------------------------------------------------
SCHWAB NEW YORK MUNICIPAL MONEY FUND          o                 o
--------------------------------------------------------------------------------
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND      o
--------------------------------------------------------------------------------

For more complete information on SchwabFunds, including fees and expenses, call 800-435-4000 to obtain a prospectus or go to www.schwab.com/schwabfunds. Please read the prospectus carefully before investing. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

MARKET OVERVIEW

ECONOMIC SLOWDOWN CONTINUES WITH SOME SIGNS OF RECOVERY.

The six months covered by this report included periods during which the U.S. economy showed some signs of improvement. However, the faltering stock market continued to undermine consumer confidence and delay corporate spending, which kept economic recovery from gaining momentum.

One bright spot was Gross Domestic Product (GDP), which grew at an annualized rate of 5.0% during Q1 2002 (see chart, page 3). Inventory buildup was a large contributor to Q1 GDP, but final sales were also better than expected, traditionally a positive sign for the economy.

After languishing for several quarters, business investment showed signs of life during the report period. Although spending on buildings remained very low, businesses began to make more investments in equipment and software--areas where investment growth is considered essential for a healthy recovery. Spending on information technology (IT) equipment was up for the first time since the beginning of the recession in March 2001. Meanwhile, the manufacturing sector saw its fifth consecutive month of growth in June, according to the Institute for Supply Management. In spite of these positive signs, however, the economy slowed in the second quarter; initial calculations placed Q2 2002 GDP growth at just 1.1%.

[PHOTO OF MAN]

ASSET CLASS PERFORMANCE COMPARISON % returns during the reporting period

This graph compares the performance of various asset classes (as represented by indices) during the report period.

[LINE GRAPH]

                              Lehman
                             Aggregate          MSCI                       Russell
                               Bond             EAFE                        2000          S&P 500        3 Month
                              Index            Index                       Index           Index          T-Bill
------------------------------------------------------------------------------------------------------------------
04-Jan-02                     -0.24             1.57                         2.21           2.13           0.02
11-Jan-02                      1.27             -1.4                         0.32          -0.22           0.08
18-Jan-02                       1.1            -3.23                        -2.86          -1.79            0.1
25-Jan-02                      0.57            -4.29                        -1.83          -1.28           0.11
01-Feb-02                      1.01            -5.38                        -1.66          -2.15           0.14
08-Feb-02                      1.34            -6.71                        -4.38          -4.41           0.18
15-Feb-02                      1.57            -4.37                        -3.81          -3.72           0.21
22-Feb-02                      1.76            -6.38                        -4.65          -4.97           0.24
01-Mar-02                      1.35            -3.34                        -1.91          -1.16           0.27
08-Mar-02                      0.21             2.25                         2.53           1.68            0.3
15-Mar-02                      0.01             2.11                         2.41           1.84           0.32
22-Mar-02                     -0.08             0.86                         3.09           0.32           0.36
29-Mar-02                      0.09             0.62                         3.98           0.29           0.41
05-Apr-02                      1.08             0.61                         2.21          -1.87           0.45
12-Apr-02                      1.33            -1.12                         5.87          -2.89           0.49
19-Apr-02                      1.56              2.1                         6.28          -1.66           0.52
26-Apr-02                      2.12             1.16                         3.03          -5.93           0.55
03-May-02                      2.18             1.87                         5.29           -6.1           0.58
10-May-02                      2.14             1.19                         1.29          -7.71           0.62
17-May-02                      1.72             3.97                         4.65           -3.2           0.66
24-May-02                      2.37             3.32                         1.52          -5.19            0.7
31-May-02                      2.89             2.45                         0.27          -6.49           0.73
07-Jun-02                      2.84            -0.78                        -3.21          -9.96           0.76
14-Jun-02                      3.95            -4.94                        -5.52         -11.74            0.8
21-Jun-02                      4.11            -4.99                        -5.09         -13.33           0.83
28-Jun-02                      3.79            -1.62                         -4.7         -13.16           0.87

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

S&P 500(R) INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

          Although unemployment rose slightly during the report period, it is still below the 30 year average of 6.3%.

          Source: Bloomberg L.P.

UNEMPLOYMENT REACHES 6.0%, BUT PACE OF INCREASE SLOWS.

[PHOTO OF WOMAN]

After reaching new lows in 2000, the U.S. unemployment rate rose rapidly in 2001. By the end of December 2001 it was at 5.8%, up from 4.0% in December 2000. Thus far in 2002, unemployment has shown signs of stabilizing, ending the period at 5.9%, after hitting 6.0% in April--its highest level since August 1994. New job creation in June, however, was weaker than expected. Most of the newly created jobs were in the service industry, but not business services, which would have signaled more of an economic upturn. Until a sustained economic recovery reaches the job market, further increases in unemployment may occur. Meanwhile, inflation remained low, in part because employers have enjoyed extremely strong worker productivity, which has helped stabilize labor costs and consumer prices.

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

Growth of 5.0% in Q1 2002 pleasantly surprised many, but Q2 2002 growth was just 1.1% in preliminary calculations. Recent revisions to 2001 figures now show three negative quarters during that year.

[BAR CHART]

Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                  -0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                     3
Q2 1999                     2
Q3 1999                   5.2
Q4 1999                   7.1
Q1 2000                   2.6
Q2 2000                   4.8
Q3 2000                   0.6
Q4 2000                   1.1
Q1 2001                  -0.6
Q2 2001                  -1.6
Q3 2001                  -0.3
Q4 2001                   2.7
Q1 2002                     5
Q2 2002                   1.1

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

          In spite of the low yields resulting from the Fed's policy of keeping interest rates low, money funds remained in favor because of market uncertainty.

MARKET OVERVIEW Continued

STOCKS STRUGGLE; MONEY FUND YIELDS REMAIN FLAT.

Signs of economic improvement, continued low interest rates, and some positive earnings surprises were hardly enough to support stock prices, especially those of large-cap U.S. companies (see chart, page 2). One reason appears to have been the high prices of these stocks compared to earnings. Companies have worked to improve earnings by trimming costs, but any sustained earnings improvement will likely come only with stronger demand for goods and services. Lingering concerns over accounting issues, high corporate debt levels, and the excesses of the tech market bubble further undermined investor confidence.


International stocks performed better for U.S. investors, benefiting from better valuations and a weakening U.S. dollar. Despite negative performance, small-cap companies were still favored by investors, who saw them as less affected by accounting indiscretions and high-valuation concerns.

With interest rates largely stable over the report period, money market yields were relatively flat. Bond yields also were relatively flat, although their returns still were stronger than equities.

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

After a decade of declines, unemployment rose sharply, reaching 6.0% in April 2002--over two percentage points above its three-decade low of 3.9% in 2000.

[LINE GRAPH]

Jun-92           7.8
Jul-92           7.7
Aug-92           7.6
Sep-92           7.6
Oct-92           7.3
Nov-92           7.4
Dec-92           7.4
Jan-93           7.3
Feb-93           7.1
Mar-93             7
Apr-93           7.1
May-93           7.1
Jun-93             7
Jul-93           6.9
Aug-93           6.8
Sep-93           6.7
Oct-93           6.8
Nov-93           6.6
Dec-93           6.5
Jan-94           6.8
Feb-94           6.6
Mar-94           6.5
Apr-94           6.4
May-94           6.1
Jun-94           6.1
Jul-94           6.3
Aug-94             6
Sep-94           5.8
Oct-94           5.8
Nov-94           5.6
Dec-94           5.5
Jan-95           5.6
Feb-95           5.4
Mar-95           5.3
Apr-95           5.8
May-95           5.8
Jun-95           5.6
Jul-95           5.6
Aug-95           5.7
Sep-95           5.6
Oct-95           5.5
Nov-95           5.7
Dec-95           5.6
Jan-96           5.6
Feb-96           5.5
Mar-96           5.6
Apr-96           5.5
May-96           5.6
Jun-96           5.3
Jul-96           5.5
Aug-96           5.1
Sep-96           5.2
Oct-96           5.2
Nov-96           5.3
Dec-96           5.4
Jan-97           5.3
Feb-97           5.3
Mar-97           5.1
Apr-97             5
May-97           4.7
Jun-97             5
Jul-97           4.7
Aug-97           4.9
Sep-97           4.7
Oct-97           4.7
Nov-97           4.6
Dec-97           4.7
Jan-98           4.5
Feb-98           4.6
Mar-98           4.6
Apr-98           4.3
May-98           4.3
Jun-98           4.5
Jul-98           4.5
Aug-98           4.5
Sep-98           4.5
Oct-98           4.5
Nov-98           4.4
Dec-98           4.3
Jan-99           4.3
Feb-99           4.4
Mar-99           4.2
Apr-99           4.3
May-99           4.2
Jun-99           4.3
Jul-99           4.3
Aug-99           4.2
Sep-99           4.2
Oct-99           4.1
Nov-99           4.1
Dec-99           4.1
Jan-00             4
Feb-00           4.1
Mar-00           4.1
Apr-00           3.9
May-00           4.1
Jun-00             4
Jul-00             4
Aug-00           4.1
Sep-00           3.9
Oct-00           3.9
Nov-00             4
Dec-00             4
Jan-01           4.2
Feb-01           4.2
Mar-01           4.3
Apr-01           4.5
May-01           4.4
Jun-01           4.5
Jul-01           4.5
Aug-01           4.9
Sep-01           4.9
Oct-01           5.4
Nov-01           5.6
Dec-01           5.8
Jan-01           5.6
Feb-02           5.5
Mar-02           5.7
Apr-02             6
May-02           5.8
Jun-02           5.9

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.1% for the 12 months ended June 30, 2002 (2.3% if food and energy are excluded). ECI rose 4.0% over the same period.

[LINE GRAPH]

              Employment                     Consumer
  Qtr         Cost Index         Date       Price Index
30-Sep-92          3.5           30-Jun-92         3.1
   Dec-92          3.5              Jul-92         3.2
   Mar-93          3.5              Aug-92         3.1
   Jun-93          3.6              Sep-92           3
   Sep-93          3.6              Oct-92         3.2
   Dec-93          3.5              Nov-92           3
   Mar-94          3.2              Dec-92         2.9
   Jun-94          3.2              Jan-93         3.3
   Sep-94          3.2              Feb-93         3.2
   Dec-94            3              Mar-93         3.1
   Mar-95          2.9              Apr-93         3.2
   Jun-95          2.9              May-93         3.2
   Sep-95          2.7              Jun-93           3
   Dec-95          2.7              Jul-93         2.8
   Mar-96          2.8              Aug-93         2.8
   Jun-96          2.9              Sep-93         2.7
   Sep-96          2.8              Oct-93         2.8
   Dec-96          2.9              Nov-93         2.7
   Mar-97          2.9              Dec-93         2.7
   Jun-97          2.8              Jan-94         2.5
   Sep-97            3              Feb-94         2.5
   Dec-97          3.3              Mar-94         2.5
   Mar-98          3.3              Apr-94         2.4
   Jun-98          3.5              May-94         2.3
   Sep-98          3.7              Jun-94         2.5
   Dec-98          3.4              Jul-94         2.8
   Mar-99            3              Aug-94         2.9
   Jun-99          3.2              Sep-94           3
   Sep-99          3.1              Oct-94         2.6
   Dec-99          3.4              Nov-94         2.7
   Mar-00          4.3              Dec-94         2.7
   Jun-00          4.4              Jan-95         2.8
   Sep-00          4.3              Feb-95         2.9
   Dec-00          4.1              Mar-95         2.9
   Mar-01          4.1              Apr-95         3.1
   Jun-01          3.9              May-95         3.2
   Sep-01          4.1              Jun-95           3
   Dec-01          4.1              Jul-95         2.8
   Mar-02          3.9              Aug-95         2.6
30-Jun-02            4              Sep-95         2.5
                                    Oct-95         2.8
                                    Nov-95         2.6
                                    Dec-95         2.5
                                    Jan-96         2.7
                                    Feb-96         2.7
                                    Mar-96         2.8
                                    Apr-96         2.9
                                    May-96         2.9
                                    Jun-96         2.8
                                    Jul-96           3
                                    Aug-96         2.9
                                    Sep-96           3
                                    Oct-96           3
                                    Nov-96         3.3
                                    Dec-96         3.3
                                    Jan-97           3
                                    Feb-97           3
                                    Mar-97         2.8
                                    Apr-97         2.5
                                    May-97         2.2
                                    Jun-97         2.3
                                    Jul-97         2.2
                                    Aug-97         2.2
                                    Sep-97         2.2
                                    Oct-97         2.1
                                    Nov-97         1.8
                                    Dec-97         1.7
                                    Jan-98         1.6
                                    Feb-98         1.4
                                    Mar-98         1.4
                                    Apr-98         1.4
                                    May-98         1.7
                                    Jun-98         1.7
                                    Jul-98         1.7
                                    Aug-98         1.6
                                    Sep-98         1.5
                                    Oct-98         1.5
                                    Nov-98         1.5
                                    Dec-98         1.6
                                    Jan-99         1.7
                                    Feb-99         1.6
                                    Mar-99         1.7
                                    Apr-99         2.3
                                    May-99         2.1
                                    Jun-99           2
                                    Jul-99         2.1
                                    Aug-99         2.3
                                    Sep-99         2.6
                                    Oct-99         2.6
                                    Nov-99         2.6
                                    Dec-99         2.7
                                    Jan-00         2.7
                                    Feb-00         3.2
                                    Mar-00         3.7
                                    Apr-00           3
                                    May-00         3.1
                                    Jun-00         3.7
                                    Jul-00         3.7
                                    Aug-00         3.4
                                    Sep-00         3.5
                                    Oct-00         3.4
                                    Nov-00         3.4
                                    Dec-00         3.4
                                    Jan-02         3.7
                                    Feb-02         3.5
                                    Mar-02         2.9
                                    Apr-02         3.3
                                    May-02         3.6
                                    Jun-02         3.2
                                    Jul-02         2.7
                                    Aug-02         2.7
                                    Sep-02         2.6
                                    Oct-02         2.1
                                    Nov-02         1.9
                                    Dec-02         1.6
                                    Jan-02         1.1
                                    Feb-02         1.1
                                    Mar-02         1.5
                                    Apr-02         1.6
                                    May-02         1.2
                                 30-Jun-02         1.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

LOOKING AHEAD: NEGATIVE FACTORS THREATEN RECOVERY.

The Federal Reserve (the Fed) now appears likely to keep interest rates low until it is satisfied that business spending is back on track--probably late 2002 at the earliest. Unemployment has shown signs of stabilizing, although further stock market losses could hamper the recovery.

[PHOTO OF CREDIT CARD]

It is unclear that the recovery will gain momentum anytime soon. Consumer spending is already strong (atypically, it remained so through most of this past recession). Furthermore, inventories are already largely back to normal, so further increases in these areas don't seem likely for now.

Looking forward, we see several factors that could weaken or delay the recovery. Concerns over accounting issues continue to hover over the markets and earnings could be lower as companies adopt more conservative accounting methods. Further weakness in the dollar could help make U.S. securities even less attractive to foreign investors. Consumer spending may at last falter. The war against terrorism could involve unexpected costs, and threats to world political stability could drive up petroleum prices.

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries

After the Fed's long string of interest rate cuts in 2001, yields remained at fairly low levels, with a marked increase in the spread between five-year and ten-year Treasuries.

[LINE GRAPH]

                  5 Yr         10 Yr
30-Jun-92          6.27          7.12
31-Jul-92          5.82          6.71
31-Aug-92          5.58           6.6
30-Sep-92          5.32          6.35
31-Oct-92          5.89          6.79
30-Nov-92          6.22          6.94
31-Dec-92          5.99          6.69
31-Jan-93          5.55          6.36
28-Feb-93          5.21          6.02
31-Mar-93          5.24          6.02
30-Apr-93          5.11          6.01
31-May-93          5.37          6.15
30-Jun-93          5.05          5.78
31-Jul-93          5.15          5.81
31-Aug-93          4.79          5.45
30-Sep-93          4.77          5.38
31-Oct-93          4.85          5.43
30-Nov-93          5.16          5.82
31-Dec-93          5.21          5.79
31-Jan-94          5.02          5.64
28-Feb-94          5.57          6.13
31-Mar-94          6.23          6.74
30-Apr-94          6.64          7.04
31-May-94          6.76          7.15
30-Jun-94          6.95          7.32
31-Jul-94          6.73          7.11
31-Aug-94           6.8          7.17
30-Sep-94          7.28           7.6
31-Oct-94          7.49          7.81
30-Nov-94          7.79          7.91
31-Dec-94          7.83          7.82
31-Jan-95          7.51          7.58
28-Feb-95          7.04           7.2
31-Mar-95          7.07           7.2
30-Apr-95          6.88          7.06
31-May-95          6.05          6.28
30-Jun-95          5.97           6.2
31-Jul-95          6.16          6.43
31-Aug-95          6.07          6.28
30-Sep-95          6.02          6.18
31-Oct-95          5.81          6.02
30-Nov-95          5.52          5.74
31-Dec-95          5.38          5.57
31-Jan-96          5.24          5.58
29-Feb-96          5.73           6.1
31-Mar-96          6.09          6.33
30-Apr-96          6.41          6.67
31-May-96          6.63          6.85
30-Jun-96          6.46          6.71
31-Jul-96          6.57          6.79
31-Aug-96          6.73          6.94
30-Sep-96          6.46           6.7
31-Oct-96          6.07          6.34
30-Nov-96          5.83          6.04
31-Dec-96          6.21          6.42
31-Jan-97          6.25          6.49
28-Feb-97          6.39          6.55
31-Mar-97          6.75           6.9
30-Apr-97          6.57          6.72
31-May-97           6.5          6.66
30-Jun-97          6.38           6.5
31-Jul-97           5.9          6.01
31-Aug-97          6.22          6.34
30-Sep-97          5.99           6.1
31-Oct-97          5.71          5.83
30-Nov-97          5.84          5.87
31-Dec-97          5.71          5.74
31-Jan-98          5.38          5.51
28-Feb-98          5.59          5.62
31-Mar-98          5.62          5.65
30-Apr-98          5.64          5.67
31-May-98          5.55          5.55
30-Jun-98          5.47          5.45
31-Jul-98           5.5          5.49
31-Aug-98           4.8          4.98
30-Sep-98          4.22          4.42
31-Oct-98          4.23          4.61
30-Nov-98          4.48          4.71
31-Dec-98          4.54          4.65
31-Jan-99          4.55          4.65
28-Feb-99          5.22          5.29
31-Mar-99           5.1          5.24
30-Apr-99          5.21          5.35
31-May-99          5.58          5.62
30-Jun-99          5.65          5.78
31-Jul-99          5.79           5.9
31-Aug-99          5.87          5.97
30-Sep-99          5.75          5.88
31-Oct-99          5.96          6.02
30-Nov-99          6.11          6.19
31-Dec-99          6.34          6.44
31-Jan-00          6.68          6.67
29-Feb-00           6.6          6.41
31-Mar-00          6.31             6
30-Apr-00          6.54          6.21
31-May-00          6.52          6.27
30-Jun-00          6.19          6.03
31-Jul-00          6.15          6.03
31-Aug-00          5.97          5.73
30-Sep-00          5.85           5.8
31-Oct-00          5.81          5.75
30-Nov-00          5.43          5.47
31-Dec-00          4.98          5.11
31-Jan-01          4.77          5.11
28-Feb-01          4.66           4.9
31-Mar-01          4.56          4.92
30-Apr-01          4.89          5.34
31-May-01          4.91          5.38
30-Jun-01          4.95          5.41
31-Jul-01          4.53          5.05
31-Aug-01          4.38          4.83
30-Sep-01           3.8          4.59
31-Oct-01          3.48          4.23
30-Nov-01          4.06          4.75
31-Dec-01           4.3          5.05
31-Jan-02          4.37          5.03
28-Feb-02          4.19          4.88
31-Mar-02          4.81           5.4
30-Apr-02          4.41          5.09
31-May-02          4.36          5.05
30-Jun-02          4.03           4.8

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

SHORT-TERM RATES
Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.

Short-term yields fluctuated during the report period and ended the six-month period lower than where they began.

[LINE GRAPH]

Weekly        3 Mo T Bill      90-Day
31-Dec-01          1.73          1.79
 4-Jan-02          1.72          1.72
11-Jan-02          1.55          1.71
18-Jan-02          1.61          1.64
25-Jan-02          1.71          1.71
 1-Feb-02          1.76          1.74
 8-Feb-02          1.71          1.78
15-Feb-02          1.74          1.82
22-Feb-02          1.77           1.8
 1-Mar-02          1.78          1.78
 8-Mar-02           1.8          1.76
15-Mar-02          1.85          1.87
22-Mar-02          1.84          1.85
29-Mar-02          1.78          1.91
 5-Apr-02          1.76           1.9
12-Apr-02          1.71          1.77
19-Apr-02          1.73          1.81
26-Apr-02          1.74          1.77
 3-May-02          1.76          1.77
10-May-02          1.76          1.81
17-May-02          1.76          1.82
24-May-02          1.74          1.75
31-May-02          1.73          1.73
 7-Jun-02          1.74          1.75
14-Jun-02          1.71          1.74
21-Jun-02          1.72          1.73
28-Jun-02          1.69          1.74

Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.

Data source: Bloomberg L.P.

SCHWAB

MONEY MARKET FUND

[PHOTO OF LINDA KLINGMAN and MIKE NEITZKE]


     LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 16 years of experience managing money market funds.

     MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

     This fund may make sense for investors who are seeking high money market returns.

TICKER SYMBOL SWMXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MANAGERS' PERSPECTIVE

MONEY MARKET YIELDS REMAINED RELATIVELY FLAT DURING THE FIRST SIX MONTHS OF 2002. During this period, the Federal Reserve left the benchmark Fed Funds Rate unchanged at 1.75%--a 40-year low.

THE DIFFICULT ASPECT OF THIS REPORT PERIOD WAS TRYING TO DETERMINE THE MAGNITUDE AND TIMING OF THE RECOVERY. At the beginning of 2002, it looked as if interest rates would start rising fairly rapidly by mid-year, with the Fed Funds Rate expected to end the year in the range of 2.5% to 3.0%. As the year progressed, however, the stock market continued to cause jitters and consumer confidence began to falter, leading many economists to conclude that the Fed is unlikely to raise rates in 2002. Due to the uncertainty about interest rate directions, we generally kept the fund's maturity similar to that of its peers, and at times slightly longer.

CONCERNS ABOUT CORPORATE CREDITWORTHINESS AFFECTED THE MARKET FOR SHORT-TERM COMMERCIAL PAPER. These concerns contributed to the reduced supply of commercial paper during the report period, pushing prices up and yields down.

WITH SOME LEADING ECONOMIC INDICATORS POINTING TO EXPANSION, A STRONGER ECONOMY MAY BE ON THE WAY. However, struggles in the equity markets, uncertainty in the Middle East and the war on terrorism may hamper consumer and business confidence, which may prolong the recovery and delay an increase in the Fed Funds Rate.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------------
Seven-Day Yield                              1.29%
--------------------------------------------------------
Seven-Day Effective Yield                    1.30%
--------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]


                    Money Market Fund
31-Dec-01                 63
31-Jan-02                 57
28-Feb-02                 64
30-Mar-02                 62
30-Apr-02                 64
31-May-02                 65
30-Jun-02                 65

PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

1.    43.8%    Commercial Paper and Other Corporate Obligations
2.    38.6%    Certificates of Deposit
3.     8.8%    Repurchase Agreements
4.     3.3%    Bank Notes
5.     2.2%    Variable-Rate Obligations
6.     2.0%    Promissory Notes
7.     1.3%    U.S. Government Agency Discount Notes

BY CREDIT QUALITY

[PIE CHART]

1.    100.0%    Tier 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 1.25% and the seven-day effective yield would have been 1.26%.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

SCHWAB MONEY MARKET FUND -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.

FINANCIAL HIGHLIGHTS

                                               1/1/02-      1/1/01-      1/1/00-       1/1/99-      1/1/98-      1/1/97-
                                               6/30/02      12/31/01     12/31/00      12/31/99     12/31/98     12/31/97
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00          1.00         1.00          1.00         1.00         1.00
                                               ---------------------------------------------------------------------------
Income from investment operations:
    Net investment income                         0.01          0.04         0.06          0.05         0.05         0.05
                                               ---------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income         (0.01)        (0.04)       (0.06)        (0.05)       (0.05)       (0.05)
                                               ---------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00         1.00          1.00         1.00         1.00
                                               ===========================================================================
Total return (%)                                  0.68 2        3.73         5.84          4.64         4.99         5.04

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.75 1        0.75         0.75 3        0.75         0.75         0.75
Expense reductions reflected in above ratio       0.03 1        0.04         0.05          0.09         0.11         0.12
Ratio of net investment income to
  average net assets                              1.36 1        3.63         5.70          4.56         4.87         4.93
Net assets, end of period ($ x 1,000,000)       49,211        49,116       41,823        36,099       27,439       21,421

1 Annualized.

2 Not annualized.

3 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

* Asset-backed security
+ Credit-enhanced security
o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

87.7%  FIXED-RATE OBLIGATIONS
       Market Value: $43,022,455
       Cost: $43,022,455

2.2%   VARIABLE-RATE OBLIGATIONS
       Market Value: $1,100,264
       Cost: $1,100,264

1.3%   FIXED-RATE
       U.S. GOVERNMENT SECURITIES
       Market Value: $639,030
       Cost: $639,030

8.8%   OTHER INVESTMENTS
       Market Value: $4,293,699
       Cost: $4,293,699
------------------------------------
100.0% TOTAL INVESTMENTS
       Market Value: $49,055,448
       Cost: $49,055,448

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   FIXED-RATE OBLIGATIONS
   87.7% of investments
   -----------------------------------------------------------------------------

   COMMERCIAL PAPER & OTHER CORPORATE
   OBLIGATIONS 43.8%
   -----------------------------------------------------------------------------
   AB SPINTAB
   1.80%, 09/16/02                                       88,000          87,663

   AMERICAN EXPRESS CREDIT CORP.
   1.84%, 07/15/02                                       42,000          41,970

 * AMSTEL FUNDING CORP.
   1.91%, 07/08/02                                        8,000           7,997
   1.84%, 07/31/02                                       10,000           9,985
   1.84%, 08/05/02                                      159,000         158,717
   1.84%, 08/06/02                                       72,000          71,868

 * AMSTERDAM FUNDING CORP.
   1.79%, 07/01/02                                       39,000          39,000
   1.81%, 07/18/02                                       94,000          93,920
   1.80%, 08/15/02                                       60,000          59,866

   ANZ (DELAWARE), INC.
   1.85%, 07/17/02                                      115,000         114,906
   1.86%, 07/17/02                                      135,000         134,889
   1.86%, 07/18/02                                       98,000          97,914

 * APRECO, INC.
   1.86%, 10/15/02                                       11,000          10,940

*+ ATLANTIS ONE FUNDING CORP.
   1.97%, 07/01/02                                       58,000          58,000
   1.96%, 07/09/02                                       44,252          44,233
   2.01%, 07/15/02                                       13,000          12,990
   1.85%, 08/01/02                                       52,000          51,918
   1.85%, 08/07/02                                       50,000          49,905
   1.83%, 08/20/02                                        9,824           9,799
   1.85%, 09/05/02                                       49,211          49,045
   1.81%, 09/16/02                                       25,121          25,024
   2.09%, 12/05/02                                       85,014          84,250

   BANK OF NOVA SCOTIA
   1.79%, 08/13/02                                      326,000         325,305

   BANK OF SCOTLAND TREASURY SERVICES, PLC
   1.81%, 07/19/02                                       60,000          59,946

   BARCLAYS US FUNDING CORP.
   1.79%, 08/14/02                                       25,000          24,945


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

 * BARTON CAPITAL CORP.
   1.80%, 08/12/02                                       40,127          40,043
   1.80%, 08/23/02                                       50,164          50,032

*+ BAVARIA TRR CORP.
   1.89%, 07/15/02                                        8,000           7,994
   1.84%, 08/01/02                                       40,235          40,172

 * BAVARIA UNIVERSAL FUNDING CORP.
   1.80%, 07/01/02                                       48,000          48,000
   1.81%, 07/02/02                                       15,049          15,048
   1.93%, 07/10/02                                       24,122          24,110
   1.84%, 07/29/02                                       18,592          18,566
   1.84%, 07/30/02                                       15,072          15,050
   1.84%, 08/01/02                                       24,121          24,083
   1.83%, 08/27/02                                       20,599          20,540
   1.83%, 09/17/02                                       10,000           9,961
   1.81%, 09/27/02                                       22,101          22,004

   BEAR STEARNS COMPANIES, INC.
   1.95%, 07/01/02                                       80,000          80,000
   1.80%, 08/08/02                                       30,000          29,943
   1.80%, 08/14/02                                      225,000         224,508
   1.80%, 09/26/02                                       59,000          58,744

 * BETA FINANCE, INC.
   1.99%, 07/08/02                                       14,000          13,995
   1.80%, 08/19/02                                        9,500           9,477
   1.98%, 08/19/02                                       50,000          49,867
   1.81%, 09/09/02                                       18,000          17,937
   1.84%, 09/09/02                                       55,500          55,303
   1.81%, 09/16/02                                       68,000          67,738
   1.82%, 09/17/02                                       43,000          42,831
   1.81%, 09/20/02                                       60,000          59,757
   2.24%, 10/04/02                                        7,816           7,770
   2.03%, 03/21/03                                       11,000          10,839

 * BETA FINANCE, INC., 144A
   4.10%, 07/15/02                                       21,000          21,000
   3.95%, 07/16/02                                       24,000          24,001
   2.40%, 11/26/02                                       85,000          85,000
   2.13%, 02/14/03                                       81,000          81,000

   BNP PARIBAS FINANCE, INC.
   1.81%, 09/19/02                                        7,000           6,972

   CBA (DELAWARE) FINANCE, INC.
   1.86%, 07/18/02                                      100,000          99,913
   1.83%, 07/24/02                                      100,000          99,884
   1.83%, 07/26/02                                      100,000          99,874
   1.81%, 08/06/02                                       50,000          49,910
   1.82%, 08/06/02                                       50,000          49,910
   1.79%, 09/12/02                                       12,686          12,640

 * CC (USA), INC.
   1.83%, 07/29/02                                       29,000          28,959
   1.84%, 08/09/02                                      160,000         159,683
   1.85%, 08/27/02                                      143,000         142,583
   1.84%, 09/03/02                                      115,000         114,626
   1.84%, 09/04/02                                       17,000          16,944

 * CC (USA), INC., 144A
   4.10%, 07/15/02                                       24,000          24,000
   4.05%, 07/16/02                                       20,000          20,000
   3.74%, 08/06/02                                      100,000         100,000
   2.13%, 02/14/03                                       62,000          62,000
   2.97%, 04/16/03                                       25,000          24,998
   3.08%, 05/02/03                                       30,000          30,000

   CITICORP
   1.79%, 07/01/02                                       95,000          95,000
   1.80%, 07/02/02                                       71,000          70,996
   1.87%, 07/09/02                                      200,000         199,917
   1.79%, 08/19/02                                       86,000          85,792
   1.79%, 09/19/02                                      193,000         192,234

 * CLIPPER RECEIVABLES CORP.
   1.80%, 07/01/02                                       35,000          35,000
   1.80%, 07/30/02                                       99,000          98,857
   1.80%, 08/15/02                                       20,000          19,955
   1.80%, 08/20/02                                       35,000          34,913
   1.80%, 08/26/02                                       20,000          19,944

 + COMISION FEDERAL DE ELECTRICIDAD S.A.
   Series A
   1.93%, 07/09/02                                       34,000          33,985
   1.82%, 08/05/02                                       15,000          14,974

 * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
   Series A
   1.95%, 07/10/02                                       70,998          70,964
   1.86%, 07/18/02                                       50,000          49,956
   1.81%, 08/06/02                                       70,000          69,874
   1.82%, 08/14/02                                       29,000          28,936

 * CORPORATE RECEIVABLES CORP.
   1.94%, 07/11/02                                       75,000          74,960
   1.81%, 08/05/02                                      100,000          99,825
   1.80%, 08/19/02                                       95,000          94,769
   1.80%, 08/26/02                                      140,000         139,610

 * CXC, INC.
   1.81%, 08/02/02                                      100,000          99,840
   1.81%, 08/05/02                                       55,000          54,904
   1.81%, 08/15/02                                       51,000          50,885


See the Financial Notes, which are integral to this information.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

 * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
   ISSUANCE TRUST
   1.81%, 07/02/02                                       57,000          56,987
   1.83%, 07/25/02                                      200,000         199,757
   1.81%, 08/07/02                                       35,000          34,935
   1.81%, 08/21/02                                       47,000          46,880
   1.81%, 09/10/02                                       50,000          49,823
   1.82%, 09/25/02                                      100,000          99,568

   DANSKE CORP.
   1.83%, 07/17/02                                      100,000          99,919
   1.80%, 09/06/02                                       35,886          35,766
   1.79%, 09/17/02                                       60,000          59,768
   1.80%, 09/17/02                                       12,000          11,953

   DEN NORSKE BANK ASA
   1.85%, 07/01/02                                       35,000          35,000
   1.93%, 07/05/02                                       40,000          39,991
   1.81%, 07/29/02                                       21,000          20,971

   DEUTSCHE BANK FINANCIAL, L.L.C.
   1.80%, 07/01/02                                       70,000          70,000
   1.86%, 07/11/02                                      300,000         299,846
   1.86%, 07/12/02                                      480,000         479,729
   1.86%, 07/16/02                                      265,000         264,796
   1.81%, 07/25/02                                       20,000          19,976

   DEXIA DELAWARE, L.L.C.
   1.87%, 07/10/02                                      142,000         141,934

 * DORADA FINANCE, INC.
   1.89%, 07/12/02                                       50,000          49,971
   1.83%, 08/06/02                                       15,000          14,973
   1.82%, 08/07/02                                       44,500          44,417
   1.85%, 08/27/02                                      105,000         104,694
   1.84%, 08/30/02                                       20,000          19,939
   1.88%, 09/17/02                                       46,000          45,814
   2.03%, 03/21/03                                       27,000          26,606

 * DORADA FINANCE, INC., 144A
   3.96%, 07/19/02                                       19,000          19,000
   2.13%, 02/14/03                                       53,000          53,000
   2.37%, 02/25/03                                       35,000          35,000
   3.08%, 05/02/03                                       26,000          26,000

   DRESDNER U.S. FINANCE, INC.
   1.88%, 07/09/02                                       75,000          74,969
   2.15%, 10/09/02                                      100,000          99,408

 * EDISON ASSET SECURITIZATION CORP. L.L.C.
   1.81%, 09/20/02                                       85,000          84,656
   1.81%, 09/24/02                                       80,000          79,660

*+ ENTERPRISE FUNDING CORP.
   1.80%, 08/16/02                                       13,096          13,066
   1.80%, 08/19/02                                       27,996          27,928

 * FALCON ASSET SECURITIZATION CORP.
   1.88%, 07/15/02                                       15,000          14,989
   1.81%, 09/16/02                                       89,795          89,449
   2.29%, 09/20/02                                       42,000          41,786

*+ FORRESTAL FUNDING MASTER TRUST
   1.82%, 07/01/02                                       15,184          15,184
   1.96%, 07/09/02                                       98,654          98,611
   1.97%, 08/01/02                                      100,000          99,832
   1.97%, 08/06/02                                       99,000          98,807
   1.80%, 08/16/02                                       25,000          24,943
   1.81%, 08/16/02                                       49,664          49,550

   FORTIS FUNDING, L.L.C.
   1.94%, 07/01/02                                       20,000          20,000
   1.95%, 07/03/02                                       50,000          49,995
   1.95%, 07/05/02                                       49,000          48,989
   1.85%, 07/17/02                                       20,000          19,984
   1.80%, 08/05/02                                       36,000          35,937
   1.79%, 08/16/02                                       50,000          49,886

 * GALAXY FUNDING, INC.
   1.83%, 07/26/02                                       20,000          19,975
   1.82%, 08/05/02                                       75,000          74,868
   1.83%, 08/05/02                                       33,000          32,942
   1.84%, 08/05/02                                       30,000          29,947
   1.83%, 08/08/02                                       80,000          79,846
   1.83%, 08/09/02                                       60,000          59,882
   1.83%, 08/16/02                                       98,000          97,772
   1.80%, 08/23/02                                       65,000          64,829
   1.81%, 09/13/02                                       25,000          24,908

   GE CAPITAL INTERNATIONAL FUNDING, INC.
   1.87%, 07/12/02                                       44,069          44,044
   1.87%, 07/17/02                                       35,000          34,971
   1.81%, 07/29/02                                      200,000         199,720
   1.81%, 07/31/02                                       96,000          95,856
   1.80%, 08/09/02                                      210,000         209,593
   1.80%, 08/14/02                                       80,000          79,825
   1.80%, 09/18/02                                       31,000          30,878

   GE FINANCIAL ASSURANCE HOLDINGS, INC.
   1.83%, 08/08/02                                       11,000          10,979
   1.82%, 09/19/02                                      147,000         146,409


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.


   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   GENERAL ELECTRIC CAPITAL CORP.
   1.84%, 07/24/02                                      120,000         119,860
   1.94%, 07/31/02                                       45,000          44,928
   2.23%, 10/09/02                                       10,000           9,939
   2.01%, 11/05/02                                      188,000         186,680
   2.02%, 12/11/02                                       45,000          44,593
   2.32%, 02/03/03                                       49,000          48,327
   2.26%, 02/14/03                                      100,000          98,594
   2.32%, 02/14/03                                       40,000          39,422
   2.29%, 02/18/03                                       40,000          39,420
   2.31%, 02/19/03                                      140,000         137,943
   2.27%, 02/24/03                                      350,000         344,840
   2.24%, 02/27/03                                      115,000         113,306

   GENERAL ELECTRIC CAPITAL SERVICES
   1.83%, 07/26/02                                      117,000         116,852
   1.82%, 08/02/02                                       55,000          54,912
   1.82%, 08/07/02                                       89,000          88,834
   1.81%, 08/09/02                                       35,000          34,932
   2.50%, 11/21/02                                       25,000          24,756

 * GIRO FUNDING US CORP.
   1.81%, 07/15/02                                       94,316          94,250
   1.85%, 07/22/02                                      114,018         113,895
   1.85%, 07/25/02                                       48,000          47,941
   1.84%, 08/13/02                                       10,000           9,978
   1.81%, 08/19/02                                       40,000          39,902
   1.81%, 09/03/02                                       64,839          64,632

 * GIRO MULTI-FUNDING CORP.
   1.88%, 07/15/02                                       33,356          33,332
   1.83%, 07/29/02                                       26,525          26,487
   1.83%, 07/30/02                                        9,988           9,973
   1.83%, 07/31/02                                       16,197          16,172
   1.81%, 09/16/02                                      115,645         115,200
   2.07%, 11/15/02                                       24,061          23,873

*o GREENWICH FUNDING CORP.
   1.80%, 08/22/02                                      130,000         129,664
   1.80%, 08/23/02                                      210,000         209,447

 * GREYHAWK FUNDING, L.L.C.
   1.81%, 08/15/02                                       97,000          96,782
   1.80%, 08/16/02                                       20,000          19,954
   1.80%, 08/26/02                                      175,000         174,512

*+ HALOGEN CAPITAL COMPANY, L.L.C.
   1.90%, 07/12/02                                      140,000         139,919
   1.89%, 07/17/02                                       42,368          42,333

 * HATTERAS FUNDING CORP.
   1.98%, 07/08/02                                       26,358          26,348
   1.96%, 07/09/02                                       62,353          62,326
   1.86%, 07/17/02                                       20,532          20,515
   1.86%, 07/19/02                                       55,000          54,949
   1.82%, 07/29/02                                       17,000          16,976
   1.84%, 08/02/02                                       15,000          14,976
   1.85%, 08/07/02                                       45,000          44,915

   HVB FINANCE (DELAWARE), INC.
   1.89%, 07/09/02                                      100,000          99,958

*+ INDEPENDENCE FUNDING, L.L.C.
   2.10%, 08/02/02                                       38,350          38,279

   ING U.S. FUNDING, L.L.C.
   1.95%, 07/02/02                                      200,000         199,989

*+ INTREPID FUNDING MASTER TRUST
   1.80%, 08/19/02                                       15,054          15,017
   1.80%, 08/22/02                                       25,094          25,029
   1.81%, 08/22/02                                       22,079          22,022

   J.P. MORGAN CHASE & CO.
   1.94%, 07/08/02                                      130,000         129,951
   1.81%, 07/24/02                                       10,000           9,989
   1.80%, 08/08/02                                      292,000         291,448

 * K2 (USA), L.L.C.
   1.81%, 07/15/02                                       27,010          26,991
   1.88%, 07/26/02                                       17,000          16,978
   1.96%, 07/31/02                                       18,000          17,971
   1.81%, 08/27/02                                       28,000          27,920
   1.85%, 08/27/02                                       40,000          39,883
   1.84%, 09/03/02                                       27,500          27,411
   1.81%, 09/12/02                                       13,000          12,953
   1.84%, 09/12/02                                       15,000          14,944
   2.17%, 09/16/02                                       10,000           9,954
   2.31%, 09/16/02                                       20,000          19,902
   2.31%, 09/30/02                                       44,500          44,244
   2.28%, 10/01/02                                       56,359          56,035
   2.14%, 10/16/02                                       20,500          20,371
   2.07%, 10/25/02                                       25,000          24,835
   2.08%, 10/25/02                                       26,000          25,827
   2.45%, 10/30/02                                       35,000          34,716
   2.07%, 11/27/02                                       34,000          33,712
   2.03%, 01/15/03                                       30,000          29,668

*+ KITTY HAWK FUNDING CORP.
   1.83%, 07/16/02                                       55,573          55,531
   1.97%, 08/20/02                                       15,145          15,104


See the Financial Notes, which are integral to this information.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
   2.13%, 10/16/02                                       25,000          24,843
   1.96%, 10/18/02                                       60,000          59,648
   2.07%, 10/22/02                                      100,000          99,358
   2.00%, 12/06/02                                       50,000          49,566
   2.44%, 01/27/03                                       10,000           9,861
   2.22%, 03/10/03                                       93,000          91,581

 * LEXINGTON PARKER CAPITAL CO., L.L.C.
   1.87%, 07/18/02                                      108,163         108,068
   1.95%, 07/26/02                                       47,000          46,937
   1.82%, 08/06/02                                       48,476          48,388
   1.83%, 08/06/02                                       20,000          19,964
   2.09%, 10/22/02                                      162,000         160,947

 * LINKS FINANCE, L.L.C.
   1.84%, 07/11/02                                       25,000          24,987
   1.81%, 07/23/02                                       21,000          20,977
   1.83%, 07/25/02                                       21,000          20,975
   1.84%, 09/04/02                                       31,000          30,898
   1.82%, 09/09/02                                       31,000          30,891
   1.84%, 09/10/02                                       19,600          19,529
   1.81%, 09/17/02                                       35,000          34,864
   2.07%, 10/24/02                                       18,400          18,280
   2.00%, 11/01/02                                       11,000          10,926
   2.00%, 12/06/02                                       27,000          26,765

 * MARKET STREET FUNDING CORP.
   1.95%, 07/11/02                                      120,000         119,935

 * MONT BLANC CAPITAL CORP.
   1.80%, 07/22/02                                       50,000          49,948
   1.81%, 07/30/02                                       45,012          44,947
   1.80%, 08/07/02                                       22,000          21,960
   1.81%, 08/07/02                                       48,650          48,560
   1.83%, 08/07/02                                       75,000          74,860

   MORGAN STANLEY
   1.79%, 08/21/02                                      200,000         199,496
   1.79%, 08/28/02                                      200,000         199,426

 * NEWCASTLE CERTIFICATES PROGRAM
   Series 2000A
   1.82%, 07/02/02                                       82,000          81,996
   1.81%, 07/08/02                                      124,000         123,957
   1.81%, 08/21/02                                       75,000          74,809
   1.81%, 08/22/02                                       10,000           9,974

   NORDEA NORTH AMERICA, INC.
   1.78%, 08/05/02                                       85,740          85,592
   1.80%, 08/07/02                                       61,700          61,586
   1.80%, 08/08/02                                       44,000          43,917
   1.79%, 08/23/02                                      100,000          99,737
   1.80%, 09/20/02                                       25,000          24,899

 * PREFERRED RECEIVABLES FUNDING CORP.
   1.81%, 09/18/02                                       37,000          36,854

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.80%, 07/08/02                                      196,000         195,932
   1.80%, 08/05/02                                      200,000         199,651
   1.80%, 08/12/02                                       90,000          89,812
   1.80%, 08/14/02                                      185,000         184,595
   1.79%, 08/19/02                                       73,000          72,823

   SAN PAOLO IMI U.S. FINANCIAL CO.
   1.86%, 07/17/02                                      150,000         149,877
   1.87%, 07/17/02                                      247,000         246,796

   SANTANDER CENTRAL HISPANO FINANCE
   (DELAWARE), INC.
   1.89%, 07/10/02                                       18,000          17,992

 * SIGMA FINANCE, INC.
   1.89%, 07/10/02                                       50,000          49,977
   1.83%, 07/12/02                                       31,250          31,233
   1.84%, 07/29/02                                       79,000          78,888
   1.84%, 08/27/02                                       90,000          89,739
   1.84%, 09/05/02                                       25,000          24,916
   2.25%, 10/08/02                                       80,000          79,512
   2.04%, 10/24/02                                       25,000          24,839
   1.93%, 12/16/02                                       30,000          29,733

 * SIGMA FINANCE, INC., 144A
   3.92%, 07/22/02                                       48,000          48,005
   3.93%, 07/22/02                                       50,000          50,005
   3.77%, 08/02/02                                      100,000         100,000
   1.85%, 09/04/02                                       25,000          25,077
   3.37%, 09/20/02                                      100,000         100,057
   2.83%, 09/25/02                                       60,000          60,000
   2.50%, 10/16/02                                       50,000          50,009
   2.50%, 10/23/02                                       90,000          90,000
   2.60%, 11/15/02                                       25,000          24,945
   2.24%, 01/27/03                                        5,000           4,996
   2.34%, 02/11/03                                       50,000          50,000
   2.07%, 02/28/03                                       50,000          50,144

   SOCIETE GENERALE, N.A., INC.
   1.97%, 07/02/02                                      175,000         174,990
   1.87%, 07/10/02                                      120,000         119,944

 * STELLAR FUNDING GROUP, INC.
   1.84%, 07/23/02                                        7,596           7,588
   1.84%, 07/29/02                                       34,211          34,162
   1.84%, 07/31/02                                        9,847           9,832
   1.81%, 08/19/02                                       10,906          10,879
   1.81%, 08/30/02                                       11,317          11,283
   1.81%, 09/16/02                                       14,042          13,988
   1.82%, 09/20/02                                        8,077           8,044


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   SVENSKA HANDELSBANKEN, INC.
   1.80%, 09/10/02                                       41,115          40,970

   TORONTO DOMINION HOLDINGS
   1.92%, 07/08/02                                       48,000          47,982

*+ TRIPLE-A ONE FUNDING CORP.
   1.80%, 08/20/02                                       45,000          44,888

   UBS FINANCE (DELAWARE), INC.
   2.00%, 07/01/02                                       28,000          28,000

 * VARIABLE FUNDING CAPITAL CORP.
   1.90%, 07/08/02                                       50,000          49,982
   1.96%, 07/09/02                                       25,000          24,989
   1.90%, 07/10/02                                      100,000          99,953
   1.87%, 07/11/02                                       30,000          29,985
   1.81%, 07/25/02                                       19,000          18,977
   1.80%, 08/08/02                                      200,000         199,622
   1.80%, 08/09/02                                      200,000         199,612
   1.80%, 08/12/02                                      100,000          99,791
   1.80%, 08/19/02                                      100,000          99,756

 * WINDMILL FUNDING CORP.
   1.80%, 07/29/02                                       22,000          21,969
   1.81%, 08/08/02                                       22,000          21,958
   1.83%, 08/28/02                                       47,000          46,862
                                                                     ----------
                                                                     21,491,466

   CERTIFICATES OF DEPOSIT 38.6%
   -----------------------------------------------------------------------------
   ABBEY NATIONAL TREASURY SERVICES, PLC
   3.86%, 07/22/02                                       82,000          82,000
   1.80%, 09/26/02                                      200,000         200,000
   2.05%, 12/09/02                                      125,000         125,000
   2.05%, 12/10/02                                      123,000         123,000

   ABN AMRO BANK, NV
   1.79%, 09/16/02                                       75,000          75,003
   2.51%, 04/02/03                                       48,000          48,000
   2.80%, 04/09/03                                       49,000          48,998
   2.95%, 04/17/03                                       74,000          73,988

   BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   1.95%, 07/02/02                                       50,000          50,000

   BANK OF MONTREAL
   1.78%, 08/19/02                                       30,000          30,000

   BANK OF NOVA SCOTIA
   1.92%, 07/09/02                                      100,000         100,000
   1.86%, 07/12/02                                       19,000          19,000
   1.87%, 07/24/02                                      125,000         125,000
   1.82%, 08/02/02                                       10,000          10,000

   BANK OF SCOTLAND
   1.87%, 07/24/02                                       50,000          50,000

   BANK OF SCOTLAND TREASURY SERVICES, PLC
   1.85%, 07/05/02                                       70,000          70,000
   1.80%, 07/24/02                                      110,000         110,000
   1.83%, 08/01/02                                      155,000         155,000
   1.87%, 09/03/02                                       92,000          92,000

   BARCLAYS BANK, PLC
   1.82%, 07/24/02                                      250,000         250,002
   1.79%, 08/12/02                                      385,000         385,000
   1.79%, 08/15/02                                      130,000         130,000
   1.79%, 08/16/02                                      150,000         150,000
   1.82%, 08/29/02                                      134,000         134,000
   1.79%, 09/10/02                                      148,000         148,006

   BAYERISCHE HYPO-UND VEREINSBANK, AG
   1.99%, 07/01/02                                       24,000          24,000
   1.79%, 07/15/02                                       88,000          88,000
   1.81%, 07/24/02                                      100,000         100,000
   1.81%, 07/26/02                                      155,000         155,000
   1.84%, 08/23/02                                      160,000         160,000
   1.79%, 09/17/02                                       95,000          95,000
   1.81%, 09/26/02                                        9,000           9,000

   BAYERISCHE LANDESBANK GIROZENTRALE
   1.87%, 07/08/02                                      100,000         100,000

   BNP PARIBAS
   1.95%, 07/10/02                                      300,000         300,000
   1.95%, 07/11/02                                      170,000         170,000
   1.79%, 08/12/02                                       75,000          75,000
   2.00%, 08/27/02                                       75,000          75,000
   1.88%, 08/30/02                                      210,000         210,000
   1.79%, 09/18/02                                      100,000         100,000
   2.23%, 09/19/02                                       37,000          37,000
   2.22%, 10/15/02                                      400,000         400,000
   2.04%, 03/27/03                                       40,000          40,000

   CANADIAN IMPERIAL BANK OF COMMERCE
   1.86%, 07/18/02                                       95,000          95,000
   3.85%, 07/22/02                                      450,000         449,999
   3.88%, 07/23/02                                       76,000          75,999
   3.80%, 07/31/02                                       80,000          79,999

   CHASE MANHATTAN BANK USA, N.A.
   1.88%, 07/15/02                                       28,000          28,000
   1.86%, 07/18/02                                       75,000          75,000
   1.81%, 08/01/02                                       96,000          96,000
   1.98%, 08/06/02                                      140,000         140,000
   1.81%, 08/08/02                                       90,000          90,000
   1.80%, 08/20/02                                      115,000         115,000
   1.80%, 09/16/02                                      225,000         225,000
   1.79%, 09/20/02                                      208,000         208,000


See the Financial Notes, which are integral to this information.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   CITIBANK, N.A.
   1.83%, 07/25/02                                      250,000         250,000
   1.82%, 07/31/02                                      100,000         100,000
   1.82%, 08/06/02                                      120,000         120,000
   1.79%, 09/23/02                                      210,000         210,000

   COMMONWEALH BANK OF AUSTRALIA
   1.90%, 08/27/02                                       50,000          50,001

   CREDIT AGRICOLE INDOSUEZ
   1.79%, 08/13/02                                      100,000         100,001
   1.83%, 08/16/02                                       34,000          34,000
   2.20%, 10/16/02                                       14,000          14,000
   2.12%, 10/24/02                                       84,000          84,000
   2.02%, 12/13/02                                      100,000         100,027
   2.11%, 12/16/02                                       50,000          50,000

   CREDIT SUISSE FIRST BOSTON
   1.80%, 08/07/02                                      200,000         200,000
   1.79%, 08/14/02                                      210,000         210,000

   DANSKE BANK A/S
   1.79%, 09/18/02                                       50,000          50,000

   DEN NORSKE BANK ASA
   1.83%, 08/27/02                                       41,000          41,000

   DEUTSCHE BANK, AG
   1.87%, 07/19/02                                       10,000          10,000
   3.80%, 07/19/02                                      105,000         104,999
   1.87%, 07/22/02                                       57,000          57,000
   1.82%, 07/25/02                                       80,000          80,001
   1.79%, 08/22/02                                       75,000          75,000
   3.70%, 10/04/02                                       50,000          49,999
   2.34%, 03/07/03                                      239,000         238,992
   2.38%, 03/10/03                                       80,000          79,992
   2.39%, 03/14/03                                      200,000         199,986

   DEXIA BANK S.A.
   2.30%, 02/21/03                                       41,000          41,000
   2.51%, 04/02/03                                       93,000          92,997
   2.96%, 04/04/03                                       73,000          72,973
   2.41%, 07/18/03                                      133,000         132,973

   DRESDNER BANK, AG
   1.96%, 07/11/02                                       50,000          50,000
   1.79%, 07/25/02                                      100,000         100,000
   1.79%, 07/26/02                                      126,000         126,000
   1.78%, 08/22/02                                      130,000         130,000

   FIRST TENNESSEE BANK, N.A.
   1.80%, 08/08/02                                       97,000          97,000

   FORENINGSSPARBANKEN, AB (SWEDBANK)
   1.80%, 08/09/02                                      105,000         105,001

   HALIFAX, PLC
   1.85%, 07/05/02                                       25,000          25,000
   1.89%, 07/11/02                                      100,000         100,000
   1.89%, 07/12/02                                       70,000          70,000
   1.81%, 07/29/02                                       50,000          50,000
   1.83%, 07/29/02                                       10,000          10,000
   1.79%, 07/30/02                                      120,000         120,000
   1.82%, 08/09/02                                       40,000          40,000
   2.57%, 09/25/02                                       50,000          50,000

   ING BANK, NV
   1.88%, 07/16/02                                      150,000         150,000
   1.88%, 07/19/02                                       45,000          45,000
   1.92%, 08/13/02                                       63,000          63,000
   1.90%, 08/27/02                                       15,000          15,000
   1.83%, 09/12/02                                       80,000          80,000
   2.22%, 09/19/02                                       46,000          46,000
   1.79%, 09/24/02                                      225,000         225,000
   2.22%, 10/01/02                                      120,000         120,000
   2.26%, 10/07/02                                       83,000          83,000
   2.00%, 12/10/02                                      197,000         197,000

   LANDESBANK BADEN WURTTEMBERG
   1.94%, 07/02/02                                       27,000          27,000
   1.95%, 07/02/02                                       78,000          78,000
   1.81%, 08/02/02                                      120,000         120,001
   1.80%, 08/12/02                                       65,000          65,001
   1.80%, 08/12/02                                       50,000          50,001
   1.79%, 08/15/02                                       98,000          98,000
   1.79%, 08/16/02                                       45,000          45,000

   LLOYDS TSB BANK, PLC
   1.80%, 07/30/02                                       72,000          72,000
   1.78%, 08/13/02                                       90,000          90,000
   1.78%, 08/15/02                                       75,000          75,000
   1.79%, 08/16/02                                       50,000          50,000
   1.78%, 08/22/02                                       65,000          65,000
   1.78%, 08/28/02                                      175,000         175,000
   2.53%, 04/02/03                                       50,000          49,998

   NORDDEUTSCHE LANDESBANK GIROZENTRALE
   1.80%, 08/02/02                                      118,000         118,000
   2.00%, 08/05/02                                       20,000          20,000
   1.79%, 08/13/02                                      160,000         160,000
   2.11%, 12/16/02                                       40,000          40,000

   NORDEA BANK FINLAND, PLC
   1.79%, 09/13/02                                       50,000          50,000
   1.79%, 09/18/02                                       75,000          75,000
   2.29%, 10/03/02                                       50,000          50,000


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   RABOBANK NEDERLAND, NV
   4.04%, 07/08/02                                      100,000         100,000
   2.36%, 01/03/03                                      100,000          99,977
   1.96%, 01/14/03                                       45,000          45,083
   2.47%, 02/28/03                                       42,000          42,000
   2.49%, 02/28/03                                       87,000          86,994
   2.98%, 04/04/03                                       47,000          46,982

   ROYAL BANK OF CANADA
   4.05%, 07/08/02                                      100,000         100,000
   3.88%, 07/23/02                                      100,000          99,999
   3.80%, 07/26/02                                        6,000           6,000
   4.02%, 08/07/02                                       75,000          75,000
   2.32%, 10/15/02                                       31,000          30,971
   2.30%, 02/21/03                                       40,000          40,000
   2.38%, 03/07/03                                       52,000          51,998
   2.38%, 03/26/03                                       97,000          96,998

   ROYAL BANK OF SCOTLAND, PLC
   3.90%, 07/29/02                                       45,000          44,999
   1.78%, 08/28/02                                      105,000         105,000
   2.56%, 09/25/02                                       92,000          92,000
   3.67%, 10/04/02                                       98,000          97,998
   2.74%, 12/27/02                                       99,000          98,990

   SAN PAOLO IMI SPA
   1.89%, 07/10/02                                       50,000          50,000

   SOCIETE GENERALE
   1.82%, 07/31/02                                       95,000          95,000
   1.78%, 08/21/02                                      116,000         116,000
   1.79%, 09/13/02                                       44,000          44,001
   1.80%, 09/30/02                                       67,000          67,008
   2.17%, 09/30/02                                       50,000          50,002
   2.22%, 10/01/02                                      120,000         120,001
   2.04%, 03/27/03                                        4,000           4,000
   2.05%, 03/31/03                                      140,000         140,000

   STATE STREET BANK & TRUST CO., N.A.
   1.86%, 07/09/02                                      100,000         100,000
   1.80%, 07/23/02                                       96,000          96,000
   1.78%, 08/19/02                                       65,000          65,000

   SVENSKA HANDELSBANKEN, AB
   1.80%, 07/30/02                                      225,000         225,000
   1.79%, 08/14/02                                       13,000          13,000
   1.80%, 09/27/02                                      112,000         112,000

   TORONTO DOMINION BANK
   1.87%, 07/16/02                                      149,000         149,000
   1.87%, 07/23/02                                      193,000         193,000
   1.81%, 07/26/02                                       30,000          30,000
   2.05%, 11/12/02                                       50,000          50,000
   2.50%, 12/17/02                                       50,000          50,005
   2.47%, 01/06/03                                       46,000          46,000
   2.61%, 04/04/03                                       10,000          10,000
   2.95%, 04/16/03                                       95,000          94,989
   3.07%, 05/02/03                                      100,000          99,992

   UBS, AG
   3.82%, 07/19/02                                      140,000         139,999
   3.81%, 07/23/02                                      210,000         209,999
   2.40%, 11/20/02                                      100,000          99,996
   2.43%, 01/06/03                                       50,000          50,000
   2.44%, 01/06/03                                       47,000          47,002
   2.30%, 02/21/03                                       75,000          75,002
   2.24%, 02/24/03                                       97,000          97,082
   2.27%, 02/28/03                                      147,000         146,971

   UNICREDITO ITALIANO SPA
   1.80%, 08/16/02                                       50,000          50,000
   1.80%, 09/17/02                                       50,000          50,000
   1.81%, 09/19/02                                      129,000         129,001
   1.80%, 09/20/02                                      290,000         290,000
   1.81%, 09/27/02                                      170,000         170,000

   WESTDEUTSCHE LANDESBANK GIROZENTRALE
   1.79%, 08/29/02                                       75,000          75,000
   2.17%, 09/13/02                                      141,000         141,000
   2.21%, 09/18/02                                       47,000          47,000
   2.29%, 10/03/02                                      200,000         200,000
   2.26%, 10/07/02                                      100,000         100,000
   2.16%, 10/11/02                                       60,000          60,000

   WESTPAC BANKING CORP.
   1.82%, 07/15/02                                       97,000          97,019
   2.20%, 10/04/02                                      115,000         115,000

   WILMINGTON TRUST CO.
   1.83%, 08/02/02                                       25,000          25,000
                                                                     ----------
                                                                     18,914,995


See the Financial Notes, which are integral to this information.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   BANK NOTES 3.3%
   -----------------------------------------------------------------------------
   BANK OF AMERICA, N.A.
   1.85%, 07/18/02                                      134,000         134,000
   1.85%, 07/19/02                                      365,000         365,000
   2.50%, 05/02/03                                      190,000         190,000
   2.50%, 05/06/03                                      250,000         250,000

   BANK OF NEW YORK
   2.48%, 10/17/02                                       93,000          92,996

   HARRIS TRUST & SAVINGS BANK
   1.78%, 08/22/02                                      145,000         144,998

   LASALLE NATIONAL BANK
   1.85%, 07/17/02                                       70,000          70,000
   2.01%, 12/10/02                                      150,000         150,000

   US BANK, N.A.
   1.83%, 07/26/02                                      150,000         150,000
   1.90%, 08/27/02                                       97,000          97,000
                                                                     ----------
                                                                      1,643,994

   PROMISSORY NOTES 2.0%
   -----------------------------------------------------------------------------
 o THE GOLDMAN SACHS GROUP, INC.
   2.09%, 07/30/02                                      130,000         130,000
   2.03%, 08/06/02                                       25,000          25,000
   2.07%, 08/26/02                                      215,000         215,000
   2.26%, 09/12/02                                      268,000         268,000
   2.25%, 10/10/02                                       68,000          68,000
   2.05%, 12/03/02                                       48,000          48,000
   2.06%, 12/09/02                                      148,000         148,000
   2.03%, 12/12/02                                       70,000          70,000
                                                                     ----------
                                                                        972,000

   VARIABLE-RATE OBLIGATIONS
   2.2% of investments
   -----------------------------------------------------------------------------

 + 6700 CHERRY AVENUE PARTNERS
   Demand Bond Series 1993
   1.97%, 07/07/02                                        9,300           9,300

 + ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS,
   CALIFORNIA
   RB (Public Poll Institution)
   Series 2002B
   1.98%, 07/07/02                                       17,935          17,935

 + CFM INTERNATIONAL, INC., 144A
   2.00%, 07/07/02                                       31,025          31,025

 + CITY OF SANTA ROSA
   VRD Wastewater Series 1998A
   1.98%, 07/07/02                                       15,050          15,050

   GENERAL ELECTRIC CAPITAL CORP.
   1.87%, 07/09/02                                      175,000         175,000

 o GENERAL ELECTRIC LIFE & ANNUITY ASSURANCE
   CO., 144A
   1.89%, 07/30/02                                      150,000         150,000
   1.99%, 08/01/02                                       50,000          50,000

 + LOANSTAR ASSETS PARTNERS II, L.P., 144A
   1.84%, 07/01/02                                       45,000          45,000

 + LOWNDES CORP., GEORGIA, 144A
   Taxable Demand Bond Series 1997
   1.89%, 07/07/02                                        6,100           6,100

 + MERLOT TRUST
   Series 2000B, 144A
   1.99%, 07/07/02                                       32,630          32,630
   Series 2001A7 144A
   1.99%, 07/07/02                                       15,470          15,470
   Series 2001A67, 144A
   1.99%, 07/07/02                                       35,065          35,065

 o METROPOLITAN LIFE INSURANCE CO, 144A
   1.89%, 07/30/02                                       50,000          50,000

 o MONUMENTAL LIFE INSURANCE CO., 144A
   2.01%, 07/01/02                                      100,000         100,000

   MORGAN STANLEY, 144A
   1.90%, 07/15/02                                       50,000          50,000

 + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   Adjustable Rate Lease Revenue
   Taxable Bonds (Barnes & Noble, Inc.
   Distribution & Freight Consolidation
   Center Project) Series 1995A
   1.81%, 07/07/02                                       17,090          17,090
   Adjustable Rate Lease Revenue
   Taxable Bonds (Barnes & Noble, Inc.
   Distribution & Freight Consolidation
   Center Project) Series B
   1.81%, 07/07/02                                       10,000          10,000


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   Adjustable Rate Money Market Securities
   (GE Aerospace Camden Development Project)
   Series A
   1.92%, 07/07/02                                        3,750           3,750
   Adjustable Rate Money Market Securities
   (GE Aerospace Camden Development Project)
   Series B
   1.92%, 07/07/02                                       10,000          10,000

 o PACIFIC LIFE INSURANCE CO., 144A
   1.89%, 07/01/02                                      100,000         100,000

 * SIGMA FINANCE, INC., 144A
   1.81%, 07/18/02                                       50,000          49,988
   1.84%, 07/25/02                                       30,000          30,001

 + SISTERS OF MERCY OF THE AMERICAS REGIONAL
   COMMUNITY OF OMAHA, NEBRASKA
   Series 2001
   1.84%, 07/07/02                                       11,860          11,860

+o STRATEGIC MONEY MARKET TRUST
   Series 2001M, 144A
   1.89%, 09/13/02                                       15,000          15,000

 + THE COMMUNITY REDEVELOPMENT AGENCY OF THE
   CITY OF LOS ANGELES, CALIFORNIA
   Subordinate Tax Allocation Refunding Bonds
   (Bunker Hill Project) Series 1997A
   1.95%, 07/07/02                                       10,000          10,000

 o UNITED OF OMAHA LIFE INSURANCE CO., 144A
   2.13%, 07/30/02                                       60,000          60,000
                                                                     ----------
                                                                      1,100,264

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   FIXED-RATE - U.S. GOVERNMENT SECURITIES
   1.3% of investments
   -----------------------------------------------------------------------------

   AGENCY DISCOUNT NOTES 1.3%
   -----------------------------------------------------------------------------
   FANNIE MAE
   1.79%, 07/31/02                                      300,000         299,554

   FREDDIE MAC
   1.80%, 08/01/02                                      340,000         339,476
                                                                     ----------
                                                                        639,030

   OTHER INVESTMENTS
   8.8% of investments
   -----------------------------------------------------------------------------

                                                 MATURITY VALUE      MKT. VALUE
   SECURITY                                         ($ x 1,000)     ($ x 1,000)

   REPURCHASE AGREEMENTS 8.8%
   -----------------------------------------------------------------------------
   BANK OF AMERICA SECURITIES, L.L.C.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28/02,
     due 07/01/02                                       500,083         500,000

   CREDIT SUISSE FIRST BOSTON CORP.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28/02,
     due 07/01/02                                       443,773         443,699
   1.78%, issued 05/23/02,
     due 07/07/02                                       120,267         120,000
   1.78%, issued 06/18/02,
     due 07/07/02                                        50,047          50,000
   1.83%, issued 04/11/02,
     due 07/07/02                                       100,442         100,000

   J.P. MORGAN SECURITIES, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28/02,
     due 07/01/02                                       575,095         575,000


See the Financial Notes, which are integral to this information.

                                                 MATURITY VALUE      MKT. VALUE
   SECURITY                                         ($ x 1,000)     ($ x 1,000)

   MORGAN STANLEY & CO., INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.78%, issued 06/05/02,
     due 07/07/02                                       430,680         430,000

   UBS PAINEWEBBER, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28,02,
     due 07/01/02                                       800,133         800,000
   1.78%, issued 06/10/02,
     due 07/07/02                                       150,200         150,000
   1.78%, issued 06/13/02,
     due 07/07/02                                       260,309         260,000
   1.80%, issued 06/28/02,
     due 07/07/02                                       250,113         250,000
   1.81%, issued 04/29/02,
     due 07/07/02                                       165,572         165,000
   1.84%, issued 04/11/02,
     due 07/07/02                                        50,222          50,000
   1.85%, issued 04/10/02,
     due 07/07/02                                       401,809         400,000
                                                                     ----------
                                                                      4,293,699

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND -- FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.


ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                      $49,055,448 a
Interest receivable                                                   180,316
Prepaid expenses                                               +        1,443
                                                               ----------------
TOTAL ASSETS                                                       49,237,207

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                           22,480
   Investment adviser and administrator fees                            1,116
   Transfer agent and shareholder service fees                          1,831
Accrued expenses                                               +          807
                                                               ----------------
TOTAL LIABILITIES                                                      26,234

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                       49,237,207
TOTAL LIABILITIES                                              -       26,234
                                                               ----------------
NET ASSETS                                                        $49,210,973

NET ASSETS BY SOURCE
Capital received from investors                                    49,211,049
Net realized capital losses                                               (76)

NET ASSET VALUE (NAV)

                SHARES
NET ASSETS  /   OUTSTANDING     =     NAV
  $49,210,973   49,211,581            $1.00


a Includes illiquid restricted securities worth $1,836,111, or 3.74% of the fund's investments. The amortized cost for the fund's securities was $49,055,448.


FEDERAL TAX DATA

COST BASIS OF PORTFOLIO     $49,055,448

UNUSED CAPITAL LOSSES:
Expires 12/31 of:          Loss amount:
2003                        $        27
2007                     +           49
                         --------------
                            $        76


See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $516,619

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               75,812 a
Transfer agent and shareholder service fees                            110,402 b
Trustees' fees                                                              77 c
Custodian and portfolio accounting fees                                  1,699
Professional fees                                                           83
Registration fees                                                        (410)
Shareholder reports                                                      3,021
Other expenses                                                     +       203
                                                                   ------------
Total expenses                                                         190,887
Expense reduction                                                  -     6,883 d
                                                                   -----------
NET EXPENSES                                                           184,004

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                516,619
NET EXPENSES                                                       -   184,004
                                                                   ------------
NET INVESTMENT INCOME                                                  332,615
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $332,615


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least October 31, 2002 to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

SCHWAB MONEY MARKET FUND -- FINANCIALS


Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS

-------------------------------------------------------------------------------
                                             1/1/02-6/30/02    1/1/01-12/31/01

Net investment income                          $    332,615      $   1,680,000
Net realized gains                          +            --                 31
                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              332,615          1,680,031

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income           $    332,615      $   1,680,000

TRANSACTIONS IN FUND SHARES                                                    a
-------------------------------------------------------------------------------
Shares sold                                      71,677,168        141,136,281
Shares reinvested                                   305,788          1,653,875
Shares redeemed                             +   (71,887,780)      (135,497,141)
                                            -----------------------------------
NET INCREASE                                         95,176          7,293,015

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                              49,115,797         41,822,751
Total increase                              +        95,176          7,293,046 b
                                            -----------------------------------
END OF PERIOD                                  $ 49,210,973      $  49,115,797

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

GOVERNMENT MONEY FUND

[PHOTO OF KAREN WIGGAN]

          KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for eight years.

          This fund may make sense for investors who are looking for high money market returns along with the added margin of safety provided by a portfolio of U.S. government securities.


TICKER SYMBOL       SWGXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


MANAGER'S PERSPECTIVE

MONEY MARKET YIELDS REMAINED RELATIVELY FLAT DURING THE FIRST SIX MONTHS OF 2002. During this period, the Federal Reserve left the benchmark Fed Funds Rate unchanged at 1.75%--a 40-year low.

THE DIFFICULT ASPECT OF THIS REPORT PERIOD WAS TRYING TO DETERMINE THE MAGNITUDE AND TIMING OF THE RECOVERY. At the beginning of 2002, it looked as if interest rates would start rising fairly rapidly by midyear, with the Fed Funds Rate expected to end the year in the range of 2.5% to 3.0%. As the year progressed, however, the stock market continued to cause jitters and consumer confidence began to falter, leading many economists to conclude that the Fed is unlikely to raise rates in 2002.

AS YIELDS ACROSS MONEY MARKET SECURITIES CONVERGED, INVESTOR DEMAND FOR GOVERNMENT SECURITIES INCREASED. At the same time, government agencies were finding alternative funding sources, and, therefore, supplied fewer offerings than the prior year. The combination of unusually high demand for these securities and unusually low supply had the effect of pushing their prices up and their yields down.

WITH SOME LEADING ECONOMIC INDICATORS POINTING TO EXPANSION, A STRONGER ECONOMY MAY BE ON THE WAY. However, struggles in the equity markets, uncertainty in the Middle East and the war on terrorism may hamper consumer and business confidence, which may prolong the recovery and delay an increase in the Fed Funds Rate.

SCHWAB GOVERNMENT MONEY FUND

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

---------------------------------------
Seven-Day Yield              1.26%
---------------------------------------
Seven-Day Effective Yield    1.27%
---------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

31-Dec-01                      57
31-Jan-02                      56
28-Feb-02                      51
30-Mar-02                      56
30-Apr-02                      58
31-May-02                      57
30-Jun-02                      59

PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

1.       47.0%       U.S. Government
                     Agency Discount Notes
2.       46.2%       Repurchase Agreements
3.        6.2%       U.S. Government
                     Agency Coupon Notes
4.        0.6%       U.S. Government
                     Agency Variable-Rate
                     Obligations

BY CREDIT QUALITY

[PIE CHART]

1.        100.0%     Tier 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 1.17% and the seven-day effective yield would have been 1.18%.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

SCHWAB GOVERNMENT MONEY FUND -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                 1/1/02-       1/1/01-       1/1/00-        1/1/99-        1/1/98-         1/1/97-
                                                 6/30/02       12/31/01      12/31/00       12/31/99       12/31/98        12/31/97
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00           1.00           1.00           1.00           1.00
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01          0.04           0.06           0.04           0.05           0.05
                                                 -----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.01)        (0.04)         (0.06)         (0.04)         (0.05)         (0.05)
                                                 -----------------------------------------------------------------------------------
Net asset value at end of period                   1.00          1.00           1.00           1.00           1.00           1.00
                                                 ===================================================================================
Total return (%)                                   0.67 2        3.63           5.69           4.50           4.88           4.95

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.75 1         0.75           0.75 3         0.75           0.75           0.75
Expense reductions reflected in above ratio       0.09 1         0.09           0.09           0.10           0.17           0.17
Ratio of net investment income to
   average net assets                             1.34 1         3.52           5.54           4.42           4.76           4.84
Net assets, end of period ($ x 1,000,000)        3,177          3,054          2,509          2,545          2,207          1,982

1 Annualized.

2 Not annualized.

3 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

SCHWAB GOVERNMENT MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

53.2%     FIXED-RATE -- U.S.
          GOVERNMENT SECURITIES
          Market Value: $1,689,595
          Cost: $1,689,595

0.6%      VARIABLE-RATE -- U.S.
          GOVERNMENT SECURITIES
          Market Value: $20,000
          Cost: $20,000

46.2%     OTHER INVESTMENTS
          Market Value: $1,465,332
          Cost: $1,465,332
----------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $3,174,927
          Cost: $3,174,927

ISSUER                        FACE VALUE            MKT. VALUE
RATE, MATURITY DATE           ($ x 1,000)           ($ x 1,000)
FIXED-RATE - U.S. GOVERNMENT SECURITIES
53.2% of investments
----------------------------------------------------------------------------------

AGENCY DISCOUNT NOTES  47.0%
---------------------------------------------------------------------------------
FANNIE MAE
1.63%, 07/10/02                   22,544                22,535
1.76%, 07/11/02                   28,000                27,986
1.85%, 07/15/02                   20,000                19,986
1.77%, 07/17/02                   25,000                24,980
1.78%, 07/17/02                   20,000                19,984
1.81%, 07/17/02                   18,000                17,986
1.78%, 07/24/02                   45,000                44,949
1.92%, 08/01/02                   50,000                49,918
1.87%, 08/05/02                   30,000                29,946
1.78%, 08/07/02                   20,000                19,964
3.53%, 08/09/02                    8,809                 8,776
2.04%, 08/14/02                    6,625                 6,609
1.82%, 08/21/02                    9,500                 9,476
2.10%, 08/28/02                   12,900                12,857
1.99%, 09/20/02                   40,000                39,824
2.03%, 10/16/02                    8,000                 7,952
1.88%, 10/23/02                   15,000                14,912
2.28%, 11/01/02                   12,000                11,909
2.33%, 11/15/02                    6,562                 6,505
2.42%, 11/15/02                   15,000                14,865
1.87%, 11/20/02                   15,000                14,891
1.94%, 11/20/02                   20,000                19,849
2.22%, 11/29/02                   22,000                21,800
2.25%, 11/29/02                   15,000                14,862
1.91%, 12/04/02                   20,000                19,836
2.24%, 12/13/02                   17,000                16,829
2.35%, 12/13/02                   10,000                 9,894
1.88%, 01/23/03                   20,000                19,787
2.38%, 02/07/03                   30,000                29,572
2.48%, 02/07/03                   10,000                 9,851
2.71%, 02/25/03                   10,000                 9,825
2.06%, 03/03/03                   15,000                14,793
2.45%, 05/02/03                   15,000                14,696
2.12%, 05/30/03                   15,000                14,711

FEDERAL FARM CREDIT BANK
1.72%, 09/24/02                   26,000                25,895

FEDERAL HOME LOAN BANK
1.78%, 07/19/02                   12,315                12,304
1.87%, 08/21/02                   18,000                17,953
1.77%, 09/27/02                   25,000                24,892
2.25%, 10/07/02                    5,899                 5,863
1.96%, 10/30/02                   10,000                 9,935


See the Financial Notes, which are integral to this information.

ISSUER                            FACE VALUE            MKT.VALUE
RATE, MATURITY DATE               ($ x 1,000)          ($ x 1,000)
1.89%, 11/01/02                     10,000                9,936
1.91%, 11/22/02                     14,000               13,894

FREDDIE MAC
3.74%, 07/01/02                      7,000                7,000
1.90%, 07/12/02                     15,000               14,991
1.90%, 07/17/02                     45,000               44,962
1.64%, 07/18/02                     20,000               19,985
1.79%, 07/18/02                      5,948                5,943
3.71%, 07/18/02                     26,567               26,522
3.74%, 07/18/02                     14,900               14,875
1.76%, 07/25/02                     40,200               40,153
1.86%, 07/26/02                     28,000               27,964
1.80%, 08/01/02                     25,000               24,961
1.92%, 08/09/02                     25,000               24,948
1.88%, 08/12/02                     25,000               24,945
1.91%, 08/12/02                     37,000               36,918
1.72%, 08/20/02                     22,814               22,760
2.10%, 08/28/02                      3,300                3,289
1.93%, 09/13/02                     30,000               29,882
2.01%, 09/18/02                     30,000               29,869
2.22%, 10/10/02                     25,000               24,846
2.44%, 10/10/02                     25,000               24,833
2.00%, 10/23/02                     15,000               14,906
2.27%, 10/23/02                     10,000                9,929
1.93%, 11/07/02                     15,000               14,897
2.37%, 11/07/02                     12,000               11,900
2.44%, 11/07/02                     10,000                9,915
1.92%, 11/15/02                     10,000                9,928
2.16%, 11/15/02                     25,000               24,798
1.90%, 12/04/02                     20,000               19,837
1.89%, 12/05/02                     15,000               14,877
1.90%, 12/05/02                     15,000               14,877
2.17%, 12/05/02                     25,000               24,769
2.29%, 02/27/03                     15,000               14,775
2.00%, 03/27/03                     46,346               45,664
2.83%, 03/27/03                     10,000                9,794
2.00%, 04/24/03                     15,000               14,757
2.01%, 04/24/03                     15,000               14,755

SALLIE MAE
2.32%, 01/27/03                     10,000                9,868
                                                      ---------
                                                      1,493,679

AGENCY COUPON NOTES  6.2%
------------------------------------------------------------------
FANNIE MAE
6.75%, 08/15/02                     25,000               25,091
6.25%, 11/15/02                     10,190               10,328
5.00%, 02/14/03                     13,000               13,205
5.75%, 04/15/03                      6,000                6,139

FEDERAL FARM CREDIT BANK

2.25%, 11/01/02                     10,000                9,998
1.93%, 12/02/02                      7,500                7,499
6.25%, 12/02/02                     15,000               15,241

FEDERAL HOME LOAN BANK
6.38%, 11/15/02                     28,675               29,130
2.79%, 05/07/03                     10,000               10,000

FREDDIE MAC
6.63%, 08/15/02                     18,960               19,070
6.25%, 10/15/02                     20,000               20,221

SALLIE MAE
3.75%, 07/01/02                     15,000               15,000
2.70%, 04/25/03                     15,000               14,994
                                                        -------
                                                        195,916

VARIABLE-RATE - U.S. GOVERNMENT SECURITIES
0.6% of investments
------------------------------------------------------------------

AGENCY COUPON NOTES  0.6%
------------------------------------------------------------------
SALLIE MAE
1.75%, 07/02/02                     20,000               20,000

OTHER INVESTMENTS
46.2% of investments
------------------------------------------------------------------


                                MATURITY VALUE         MKT. VALUE
SECURITY                          ($ x 1,000)          ($ x 1,000)
REPURCHASE AGREEMENTS  46.2%
------------------------------------------------------------------
CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.99%, issued 06/28/02,
   due 07/01/02                    162,359              162,332
1.79%, issued 6/26/02,
   due 07/07/02                    100,055              100,000
1.80%, issued 04/24/02,
   due 07/07/02                     30,111               30,000
1.80%, issued 06/04/02,
   due 07/07/02                     60,099               60,000
1.84%, issued 05/01/02,
   due 07/07/02                     30,103               30,000
1.89%, issued 04/15/02,
   due 07/07/02                     20,087               20,000


See the Financial Notes, which are integral to this information.

SCHWAB GOVERNMENT MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

                                       MATURITY VALUE        MKT. VALUE
SECURITY                                ($ x 1,000)          ($ x 1,000)
J.P. MORGAN SECURITIES,INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.99%, issued 06/28/02,
   due 07/01/02                           164,027              164,000

MORGAN STANLEY & CO.,INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.78%, issued 05/29/02,
   due 07/07/02                            40,077               40,000
1.78%, issued 06/07/02,
   due 07/07/02                            20,030               20,000
1.78%, issued 06/17/02,
   due 07/07/02                            50,049               50,000
1.91%, issued 04/11/02,
   due 07/07/02                            25,115               25,000

SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.99%, issued 06/28/02,
   due 07/01/02                           189,031              189,000

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.99%, issued 06/28/02,
   due 07/01/02                           200,033              200,000
1.78%, issued 06/10/02,
   due 07/07/02                            20,027               20,000
1.78%, issued 06/11/02,
   due 07/07/02                            25,032               25,000
1.78%, issued 06/13/02,
   due 07/07/02                            20,024               20,000
1.78%, issued 06/14/02,
   due 07/07/02                            40,045               40,000
1.78%, issued 06/26/02,
   due 07/07/02                           120,065              120,000
1.79%, issued 06/24/02,
   due 07/07/02                            25,016               25,000
1.80%, issued 06/27/02,
   due 07/07/02                            20,010               20,000
1.81%, issued 04/19/02,
   due 07/07/02                            15,060               15,000
1.81%, issued 04/29/02,
   due 07/07/02                            25,087               25,000
1.85%, issued 04/09/02,
   due 07/07/02                            30,137               30,000
1.91%, issued 04/02/02,
   due 07/07/02                            35,178               35,000
                                                             ---------
                                                             1,465,332

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited.  All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------------
Investments, at market value                                      $1,709,595  a
Repurchase agreements, at market value                             1,465,332  a
Interest receivable                                                    3,939
Prepaid expenses                                               +         117
                                                               -------------
TOTAL ASSETS                                                       3,178,983

LIABILITIES
----------------------------------------------------------------------------
Payables:
      Dividends to shareholders                                        1,406
      Investment adviser and administrator fees                           72
      Transfer agent and shareholder service fees                        119
Accrued expenses                                               +         151
                                                               -------------
TOTAL LIABILITIES                                                      1,748

NET ASSETS
----------------------------------------------------------------------------
TOTAL ASSETS                                                       3,178,983
TOTAL LIABILITIES                                              -       1,748
                                                               -------------
NET ASSETS                                                        $3,177,235
NET ASSETS BY SOURCE
Capital received from investors                                    3,178,175
Net realized capital losses                                             (940)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING    =      NAV
  $3,177,235     3,178,331             $1.00

a The amortized cost for the fund's securities was $3,174,927.

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO       $3,174,927

UNUSED CAPITAL LOSSES:

Expires 12/31 of:           Loss amount:
  2002                                74
  2003                               161
  2004                               162
  2005                               226
  2006                               119
  2007                               184
  2008                            +   13
                                  ------
                              $      939


                See the Financial Notes, which are integral to this information.

SCHWAB GOVERNMENT MONEY FUND -- FINANCIALS

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited.  All numbers x 1,000.

INVESTMENT INCOME
----------------------------------------------------------------------------
Interest                                                             $32,517

NET REALIZED LOSSES
----------------------------------------------------------------------------
Net realized losses on investments sold                                   (1)

EXPENSES
----------------------------------------------------------------------------
Investment adviser and administrator fees                              5,593 a
Transfer agent and shareholder service fees                            7,000 b
Trustees' fees                                                            17 c
Custodian and portfolio accounting fees                                  168
Professional fees                                                         18
Registration fees                                                         93
Shareholder reports                                                       77
Other expenses                                                    +       17
                                                                  ----------
Total expenses                                                        12,983
Expense reduction                                                 -    1,316 d
                                                                  ----------
NET EXPENSES                                                          11,667

INCREASE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               32,517
NET EXPENSES                                                      -   11,667
                                                                  ----------
NET INVESTMENT INCOME                                                 20,850
NET REALIZED LOSSES                                               +       (1)
                                                                  ----------
INCREASE IN NET ASSETS FROM OPERATIONS                               $20,849

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003 to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.


OPERATIONS
---------------------------------------------------------------------------------------
                                                 1/1/02-6/30/02         1/1/01-12/31/01

Net investment income                              $    20,850             $    99,440
Net realized losses                             +           (1)                     --
                                                --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  20,849                  99,440

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------------
Dividends from net investment income               $    20,850             $    99,440

TRANSACTIONS IN FUND SHARES                                                            a
---------------------------------------------------------------------------------------
Shares sold                                          3,929,161               7,798,623
Shares reinvested                                       19,245                  98,149
Shares redeemed                                 +   (3,824,702)             (7,351,773)
                                                --------------------------------------
NET INCREASE                                           123,704                 544,999

NET ASSETS
---------------------------------------------------------------------------------------
Beginning of period                                  3,053,532               2,508,533
Total increase                                   +     123,703                 544,999 b
                                                 -------------------------------------
END OF PERIOD                                      $ 3,177,235             $ 3,053,532

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

U.S. TREASURY MONEY FUND

[PHOTO OF KAREN WIGGAN]

     KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for eight years.

     With its portfolio of securities backed by the full faith and credit of the U.S. government, this fund is designed to provide investors with the highest degree of safety of all the Schwab Money Funds, as well as current money market returns.

TICKER SYMBOL       SWUXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MANAGER'S PERSPECTIVE

MONEY MARKET YIELDS REMAINED RELATIVELY FLAT DURING THE FIRST SIX MONTHS OF 2002. During this period, the Federal Reserve left the benchmark Fed Funds Rate unchanged at 1.75%--a 40-year low.

THE DIFFICULT ASPECT OF THIS REPORT PERIOD WAS TRYING TO DETERMINE THE MAGNITUDE AND TIMING OF THE RECOVERY. At the beginning of 2002, it looked as if interest rates would start rising fairly rapidly by mid-year, with the Fed Funds Rate expected to end the year in the range of 2.5% to 3.0%. As the year progressed, however, the stock market continued to cause jitters and consumer confidence began to falter, leading many economists to conclude that the Fed is unlikely to raise rates in 2002.

THE COMBINATION OF INCREASED SPENDING FOR THE WAR ON TERRORISM AND UNEXPECTEDLY LOW TAX RECEIPTS IN APRIL PUSHED THE TREASURY TO TAKE ACTION. To fill funding gaps, the Treasury raised cash in several different ways, including increasing the supply of 1-, 3-, and 6-month issues as well issuing Cash Management Bills. This increase in supply lowered prices and boosted yields on shorter term Treasury securities. However, as yields across money market securities converged, traditional commercial paper investors moved into the Treasury market, which prompted unprecedented demand for full-faith and credit securities. With so many new investors competing for the same pool of securities, prices rose and yields dropped accordingly.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------
Seven-Day Yield                              1.16%
--------------------------------------------------
Seven-Day Effective Yield                    1.17%
--------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

              U.S. Treasury Fund
31-Dec-01            71
31-Jan-02            75
28-Feb-02            82
30-Mar-02            69
30-Apr-02            74
31-May-02            70
30-Jun-02            69

PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

1.      95.5%      U.S. Treasury Bills
2.       4.5%      U.S. Treasury Coupon Notes

BY CREDIT QUALITY

[PIE CHART]

1.      100.0%     Tier 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.98% and the seven-day effective yield would have been 0.98%.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

SCHWAB U.S. TREASURY MONEY FUND -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.


FINANCIAL HIGHLIGHTS

                                                1/1/02-       1/1/01-       1/1/00-        1/1/99-       1/1/98-       1/1/97-
                                                6/30/02       12/31/01      12/31/00       12/31/99      12/31/98      12/31/97
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00           1.00          1.00           1.00          1.00          1.00
                                                --------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.01           0.04          0.05           0.04          0.05          0.05
                                                --------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income           (0.01)         (0.04)        (0.05)         (0.04)        (0.05)        (0.05)
                                                --------------------------------------------------------------------------------
Net asset value at end of period                   1.00           1.00          1.00           1.00          1.00          1.00
                                                ================================================================================
Total return (%)                                   0.62 2         3.61          5.40           4.25          4.69          4.85

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.65 1         0.65          0.65 3         0.65          0.65          0.65
Expense reductions reflected in above ratio        0.18 1         0.19          0.19           0.21          0.26          0.28
Ratio of net investment income to
  average net assets                               1.26 1         3.44          5.27           4.18          4.58          4.75
Net assets, end of period ($ x 1,000,000)         3,891          4,042         2,750          2,592         2,131         1,765

1 Annualized.

2 Not annualized.

3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%   FIXED-RATE -- U.S.
         GOVERNMENT SECURITIES
         Market Value: $3,890,964
         Cost: $3,890,964
----------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $3,890,964
         Cost: $3,890,964


ISSUER                                               FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                                 ($ x 1,000)     ($ x 1,000)

FIXED-RATE - U.S. GOVERNMENT SECURITIES
100.0% of investments
--------------------------------------------------------------------------------

U.S. TREASURY BILLS 95.5%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
1.66%, 07/05/02                                           6,845           6,844
1.70%, 07/05/02                                          62,495          62,483
1.71%, 07/05/02                                          14,565          14,562
1.72%, 07/05/02                                          95,630          95,612
1.58%, 07/11/02                                           3,175           3,174
1.68%, 07/11/02                                          35,505          35,488
1.71%, 07/11/02                                          90,000          89,957
1.72%, 07/11/02                                           8,145           8,141
1.75%, 07/11/02                                          25,000          24,988
1.76%, 07/11/02                                          50,000          49,976
1.77%, 07/11/02                                          50,000          49,976
1.78%, 07/11/02                                          55,000          54,973
1.59%, 07/18/02                                         123,575         123,483
1.66%, 07/18/02                                          50,000          49,961
1.68%, 07/18/02                                           8,320           8,313
1.69%, 07/18/02                                         100,000          99,920
1.70%, 07/18/02                                          50,000          49,960
1.73%, 07/18/02                                          85,000          84,931
1.68%, 07/25/02                                         100,000          99,888
1.70%, 07/25/02                                           6,215           6,208
1.71%, 07/25/02                                          35,000          34,960
1.76%, 07/25/02                                          50,000          49,942
1.77%, 07/25/02                                          12,000          11,986
1.81%, 07/25/02                                           4,780           4,774
1.71%, 08/01/02                                          50,000          49,927
1.74%, 08/01/02                                          40,000          39,940
1.84%, 08/01/02                                          50,000          49,922
1.86%, 08/01/02                                          31,440          31,390
1.71%, 08/08/02                                          39,180          39,110
1.72%, 08/08/02                                          50,000          49,909
1.73%, 08/08/02                                          50,000          49,909
1.74%, 08/08/02                                          50,000          49,909
1.75%, 08/08/02                                          65,000          64,880
1.79%, 08/08/02                                           6,595           6,583
1.82%, 08/08/02                                           4,715           4,706
1.83%, 08/08/02                                          31,900          31,839
1.73%, 08/15/02                                          50,000          49,892
1.74%, 08/15/02                                           4,555           4,545
1.76%, 08/15/02                                          53,810          53,693
1.81%, 08/15/02                                         100,000          99,776
1.84%, 08/15/02                                          45,565          45,461
1.86%, 08/15/02                                          75,000          74,827


See the Financial Notes, which are integral to this information.

SCHWAB U.S. TREASURY MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

ISSUER                                               FACE VALUE      MKT. VALUE
RATE, MATURITY DATE                                 ($ x 1,000)     ($ x 1,000)

1.76%, 08/22/02                                          90,000          89,773
1.77%, 08/22/02                                           6,775           6,758
1.84%, 08/22/02                                          18,850          18,800
1.73%, 08/29/02                                          75,000          74,789
1.87%, 08/29/02                                         175,000         174,469
1.72%, 09/05/02                                         140,000         139,561
1.73%, 09/05/02                                          20,000          19,937
1.95%, 09/05/02                                           2,430           2,421
1.68%, 09/12/02                                           5,165           5,148
1.69%, 09/12/02                                           6,475           6,453
1.70%, 09/12/02                                          16,220          16,164
1.73%, 09/12/02                                         110,000         109,616
1.77%, 09/12/02                                          50,000          49,822
1.80%, 09/12/02                                          40,000          39,855
1.82%, 09/12/02                                          18,630          18,562
1.83%, 09/12/02                                         117,410         116,977
1.67%, 09/19/02                                           9,575           9,540
1.70%, 09/19/02                                           2,610           2,600
1.67%, 09/26/02                                          13,860          13,804
1.70%, 09/26/02                                           5,745           5,722
1.89%, 09/26/02                                           3,245           3,230
1.69%, 10/03/02                                          43,000          42,811
2.03%, 10/03/02                                          30,000          29,843
2.08%, 10/03/02                                          40,000          39,785
1.93%, 10/10/02                                         125,000         124,308
1.99%, 10/10/02                                          75,000          74,585
1.87%, 10/31/02                                          50,000          49,686
1.89%, 10/31/02                                          45,000          44,715
1.89%, 11/14/02                                          47,440          47,105
1.92%, 11/14/02                                          50,000          49,641
1.78%, 11/21/02                                          45,765          45,444
1.83%, 11/21/02                                          14,510          14,406
1.87%, 11/21/02                                          50,000          49,632
1.88%, 11/21/02                                          42,000          41,690
1.76%, 12/05/02                                          75,000          74,429
1.87%, 12/12/02                                          75,000          74,368
1.81%, 12/19/02                                          75,000          74,361
                                                                     ----------
                                                                      3,717,528
U.S. TREASURY COUPON NOTES 4.5%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
6.25%, 08/31/02                                           5,415           5,454
6.00%, 09/30/02                                          17,905          18,074
5.75%, 10/31/02                                          41,955          42,462
5.63%, 11/30/02                                          15,000          15,202
5.75%, 11/30/02                                           3,050           3,094
5.50%, 03/31/03                                          75,000          76,981
4.00%, 04/30/03                                          12,000          12,169
                                                                     ----------
                                                                        173,436


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.


ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                        $3,890,964 a
Cash                                                                         2
Interest receivable                                                      1,991
Prepaid expenses                                                 +          78
                                                                 --------------
TOTAL ASSETS                                                         3,893,035

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                             1,603
   Investment adviser and administrator fees                                58
   Transfer agent and shareholder service fees                             145
Accrued expenses                                                 +         175
                                                                 --------------
TOTAL LIABILITIES                                                        1,981

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         3,893,035
TOTAL LIABILITIES                                                -       1,981
                                                                 --------------
NET ASSETS                                                          $3,891,054

NET ASSETS BY SOURCE
Capital received from investors                                      3,891,830
Net realized capital losses                                               (776)

NET ASSET VALUE (NAV)

                SHARES
NET ASSETS   /  OUTSTANDING     =     NAV
  $3,891,054    3,891,894             $1.00


a The amortized cost for the fund's securities was $3,890,964.


FEDERAL TAX DATA
COST BASIS OF PORTFOLIO       $3,890,968

UNUSED CAPITAL LOSSES:
Expires 12/31 of:           Loss amount:
2005                          $       62
2006                                  89
2007                       +         580
                           -------------
                              $      731


See the Financial Notes, which are integral to this information.

SCHWAB U.S. TREASURY MONEY FUND -- FINANCIALS


Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.


INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                               $36,785

NET REALIZED LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                    (32)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                6,908 a
Transfer agent and shareholder service fees                              8,690 b
Trustees' fees                                                              16 c
Custodian and portfolio accounting fees                                    183
Professional fees                                                           19
Registration fees                                                           91
Shareholder reports                                                         59
Other expenses                                                      +       17
                                                                    -----------
Total expenses                                                          15,983
Expense reduction                                                   -    3,430 d
                                                                    -----------
NET EXPENSES                                                            12,553

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 36,785
NET EXPENSES                                                        -   12,553
                                                                    -----------
NET INVESTMENT INCOME                                                   24,232
NET REALIZED LOSSES                                                 +      (32)
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $24,200

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS

                                            1/1/02-6/30/02     1/1/01-12/31/01

Net investment income                          $    24,232         $   110,000
Net realized gains or losses                +          (32)                113
                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              24,200             110,113

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income           $    24,232         $   110,000

TRANSACTIONS IN FUND SHARES                                                    a
-------------------------------------------------------------------------------
Shares sold                                      5,005,049           9,616,410
Shares reinvested                                   22,329             108,428
Shares redeemed                             +   (5,178,644)         (8,432,154)
                                            -----------------------------------
NET INCREASE OR DECREASE                          (151,266)          1,292,684

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                              4,042,352           2,749,555
Total increase or decrease                  +     (151,298)          1,292,797 b
                                            -----------------------------------
END OF PERIOD                                  $ 3,891,054         $ 4,042,352

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

VALUE ADVANTAGE MONEY FUND(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

     LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 16 years of experience managing money market funds.

     MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

     This fund may be appropriate for investors interested in high money market returns.


TICKER SYMBOL     SWVXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


MANAGERS' PERSPECTIVE

MONEY MARKET YIELDS REMAINED RELATIVELY FLAT DURING THE FIRST SIX MONTHS OF 2002. During this period, the Federal Reserve left the benchmark Fed Funds Rate unchanged at 1.75%--a 40-year low.

THE DIFFICULT ASPECT OF THIS REPORT PERIOD WAS TRYING TO DETERMINE THE MAGNITUDE AND TIMING OF THE RECOVERY. At the beginning of 2002, it looked as if interest rates would start rising fairly rapidly by midyear, with the Fed Funds Rate expected to end the year in the range of 2.5% to 3.0%. As the year progressed, however, the stock market continued to cause jitters and consumer confidence began to falter, leading many economists to conclude that the Fed is unlikely to raise rates in 2002. Due to the uncertainty about interest rate directions, we generally kept the fund's maturity similar to that of its peers, and at times slightly longer.

CONCERNS ABOUT CORPORATE CREDITWORTHINESS AFFECTED THE MARKET FOR SHORT-TERM COMMERCIAL PAPER. These concerns contributed to the reduced supply of commercial paper during the report period, pushing prices up and yields down.

WITH SOME LEADING ECONOMIC INDICATORS POINTING TO EXPANSION, A STRONGER ECONOMY MAY BE ON THE WAY. However, struggles in the equity markets, uncertainty in the Middle East and the war on terrorism may hamper consumer and business confidence, which may prolong the recovery and delay an increase in the Fed Funds Rate.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

-----------------------------------------------------
Seven-Day Yield                                 1.61%
-----------------------------------------------------
Seven-Day Effective Yield                       1.62%
-----------------------------------------------------


SEVEN-DAY EFFECTIVE YIELDS

This chart compares the fund's seven-day effective yield to that of the iMoney Net, Inc.'s Money Fund Average, and shows that the fund consistently outperformed the average taxable money fund during the reporting period.

[LINE GRAPH]

                  SCHWAB VALUE
                   ADVANTAGE       IMONEY NET, INC.'S
                   MONEY FUND     MONEY FUND AVERAGE 3
02-Jan-02            1.89                1.45
08-Jan-02            1.88                1.41
15-Jan-02            1.86                1.37
22-Jan-02            1.84                1.32
29-Jan-02            1.82                1.29
05-Feb-02            1.79                1.27
12-Feb-02            1.75                1.24
19-Feb-02            1.74                1.24
26-Feb-02            1.71                1.22
05-Mar-02            1.69                1.21
12-Mar-02            1.67                1.19
19-Mar-02            1.66                1.20
26-Mar-02            1.66                1.19
02-Apr-02            1.66                1.21
09-Apr-02            1.66                1.20
16-Apr-02            1.66                1.20
23-Apr-02            1.65                1.20
30-Apr-02            1.64                1.20
07-May-02            1.63                1.18
14-May-02            1.62                1.17
21-May-02            1.61                1.16
28-May-02            1.61                1.15
04-Jun-02            1.62                1.17
11-Jun-02            1.61                1.16
18-Jun-02            1.61                1.16
25-Jun-02            1.61                1.15


PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY SECURITY TYPE

[PIE CHART]

1.     43.1%    Commercial Paper and Other Corporate Obligations
2.     40.0%    Certificates of Deposit
3.      9.1%    Repurchase Agreements
4.      2.5%    Bank Notes
5.      2.5%    Variable-Rate Obligations
6.      2.0%    Promissory Notes
7.      0.8%    U.S. Government Agency Discount Notes

BY CREDIT QUALITY

1.    100.0%    Tier 1

WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

                 DAYS
31-Dec-01         63
31-Jan-02         57
28-Feb-02         62
31-Mar-02         59
30-Apr-02         59
31-May-02         65
30-Jun-02         64


1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 1.51% and the seven-day effective yield would have been 1.52%.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

3 Source: iMoney Net, Inc. average seven-day effective net yield for the first-tier retail category of taxable money funds for each week in the period from 1/2/02 to 6/25/02. The weekly number of funds in the category ranged from 313 to 337.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.

FINANCIAL HIGHLIGHTS

                                                1/1/02-      1/1/01-        1/1/00-       1/1/99-       1/1/98-       1/1/97-
                                                6/30/02      12/31/01       12/31/00      12/31/99      12/31/98      12/31/97
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00           1.00          1.00          1.00          1.00
                                                -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.01          0.04           0.06          0.05          0.05          0.05
                                                -------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income           (0.01)        (0.04)         (0.06)        (0.05)        (0.05)        (0.05)
                                                -------------------------------------------------------------------------------
Net asset value at end of period                   1.00          1.00           1.00          1.00          1.00          1.00
                                                ===============================================================================
Total return (%)                                   0.84 2        4.05           6.22          5.01          5.35          5.40

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                              0.45 1        0.43           0.40 3        0.40          0.40          0.40
Expense reductions reflected in above ratio        0.09 1        0.13           0.19          0.21          0.27          0.29
Ratio of net investment income to
   average net assets                              1.68 1        3.92           6.07          4.91          5.21          5.28
Net assets, end of period ($ x 1,000,000)        41,068        44,247         36,319        27,265        22,196        13,662



1 Annualized.

2 Not annualized.

3 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

*  Asset-backed security
+  Credit-enhanced security
o  Illiquid restricted security
=  Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

87.6%    FIXED-RATE OBLIGATIONS
         Market Value: $35,879,235
         Cost: $35,879,235

2.5%     VARIABLE-RATE OBLIGATIONS
         Market Value: $1,009,949
         Cost: $1,009,949

0.8%     FIXED-RATE U.S.
         GOVERNMENT SECURITIES
         Market Value: $329,502
         Cost: $329,502

9.1%     OTHER INVESTMENTS
         Market Value: $3,711,556
         Cost: $3,711,556
-----------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $40,930,242
         Cost: $40,930,242

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   FIXED-RATE OBLIGATIONS 87.6% of investments
   ----------------------------------------------------------------------------

   COMMERCIAL PAPER & OTHER CORPORATE
   OBLIGATIONS 43.1%
   ----------------------------------------------------------------------------
   AB SPINTAB
   1.81%, 08/06/02                                       35,000          34,937

   AMERICAN EXPRESS CREDIT CORP.
   1.84%, 07/15/02                                       50,000          49,964

 * AMSTEL FUNDING CORP.
   1.84%, 07/31/02                                       20,000          19,969
   1.84%, 09/06/02                                      185,000         184,370

 * AMSTERDAM FUNDING CORP.
   1.81%, 08/08/02                                       50,000          49,905
   1.80%, 08/09/02                                       50,000          49,903
   1.80%, 08/12/02                                       50,000          49,896

   ANZ (DELAWARE), INC.
   1.92%, 07/02/02                                       25,000          24,999
   1.85%, 07/17/02                                       85,000          84,930
   1.82%, 08/05/02                                      100,000          99,824

 * APRECO, INC.
   1.89%, 07/15/02                                        7,000           6,995
   1.81%, 08/15/02                                       15,000          14,966

 * ASSET SECURITIZATION COOPERATIVE CORP.
   1.81%, 08/12/02                                       21,000          20,956
   1.81%, 08/16/02                                      180,000         179,586

*+ ATLANTIS ONE FUNDING CORP.
   1.97%, 07/01/02                                      200,000         200,000
   2.01%, 07/15/02                                       85,000          84,934
   1.85%, 08/01/02                                       33,000          32,948
   1.85%, 08/07/02                                      220,407         219,990
   1.85%, 09/05/02                                       50,000          49,831
   2.09%, 12/05/02                                       86,000          85,227

   BANK OF NOVA SCOTIA
   1.79%, 08/13/02                                       14,000          13,970

   BANK OF SCOTLAND TREASURY SERVICES, PLC
   1.81%, 07/22/02                                       50,000          49,947

 * BARTON CAPITAL CORP.
   1.80%, 08/19/02                                      110,537         110,268

*+ BAVARIA TRR CORP.
   1.89%, 07/15/02                                        9,000           8,993


See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

 * BAVARIA UNIVERSAL FUNDING CORP.
   1.80%, 07/01/02                                       18,266          18,266
   1.91%, 07/10/02                                       16,660          16,652
   1.89%, 07/15/02                                       32,685          32,661
   1.84%, 08/16/02                                       48,239          48,126
   1.83%, 08/26/02                                       32,957          32,864
   1.84%, 09/03/02                                       15,000          14,951
   1.82%, 09/16/02                                       19,532          19,456
   1.82%, 09/23/02                                        5,025           5,004

   BEAR STEARNS COMPANIES, INC.
   1.95%, 07/02/02                                       30,000          29,998
   1.80%, 08/14/02                                      250,000         249,453
   1.79%, 08/16/02                                       45,000          44,897

 * BETA FINANCE, INC.
   1.88%, 07/08/02                                       46,000          45,983
   1.99%, 07/08/02                                       40,000          39,985
   1.97%, 08/01/02                                       42,000          41,929
   1.98%, 08/19/02                                       10,000           9,973
   1.84%, 08/23/02                                       10,000           9,973
   1.81%, 09/09/02                                       73,000          72,744
   1.82%, 09/17/02                                       50,000          49,804
   1.81%, 09/23/02                                       60,000          59,748
   1.82%, 09/26/02                                       14,000          13,939
   1.93%, 10/07/02                                       36,500          36,309
   2.03%, 03/21/03                                       39,000          38,430

 * BETA FINANCE, INC., 144A
   3.95%, 07/16/02                                       23,000          23,001

   CBA (DELAWARE) FINANCE, INC.
   1.85%, 07/16/02                                       43,000          42,967
   1.83%, 07/19/02                                       50,000          49,954
   1.82%, 07/26/02                                       50,000          49,937
   1.83%, 07/29/02                                      100,000          99,858
   2.22%, 10/04/02                                       32,000          31,814

 * CC (USA), INC.
   1.88%, 07/17/02                                       70,000          69,942
   1.83%, 07/29/02                                       29,000          28,959
   1.84%, 08/01/02                                       74,000          73,883
   1.84%, 08/02/02                                       50,000          49,919
   1.84%, 08/09/02                                      100,000          99,802
   1.85%, 08/27/02                                       70,000          69,796
   1.84%, 09/04/02                                       28,000          27,907
   1.83%, 09/09/02                                       22,000          21,922
   1.81%, 09/23/02                                       12,520          12,467
   1.81%, 09/30/02                                       30,000          29,864

 * CC (USA), INC., 144A
   4.10%, 07/15/02                                       10,000          10,000
   4.02%, 07/16/02                                       20,000          20,000
   2.40%, 11/26/02                                       15,000          15,000
   2.36%, 01/10/03                                       42,000          42,001
   2.43%, 01/27/03                                       39,000          38,949

   CITICORP
   1.87%, 07/09/02                                       96,000          95,960

 * CLIPPER RECEIVABLES CORP.
   1.80%, 07/01/02                                      125,000         125,000
   1.80%, 08/15/02                                       15,000          14,966

 * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
   Series A
   1.89%, 07/12/02                                      155,926         155,836
   1.82%, 08/14/02                                      120,000         119,735

 * CORPORATE ASSET FUNDING CO., INC.
   1.94%, 07/10/02                                      100,000          99,952

 * CORPORATE RECEIVABLES CORP.
   1.94%, 07/11/02                                       73,000          72,961
   1.81%, 08/02/02                                      100,000          99,840
   1.80%, 08/26/02                                       10,000           9,972

 * CXC, INC.
   1.81%, 08/05/02                                       40,000          39,930
   1.81%, 08/22/02                                       86,000          85,776

 * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
   ISSUANCE TRUST
   1.84%, 07/30/02                                       50,000          49,926
   1.81%, 08/07/02                                       15,000          14,972
   1.81%, 08/16/02                                       30,000          29,931
   1.80%, 08/19/02                                       30,000          29,927
   1.81%, 08/21/02                                       95,000          94,758
   1.80%, 08/29/02                                       70,000          69,794
   1.81%, 09/10/02                                       20,000          19,929
   1.82%, 09/25/02                                       98,000          97,576

   DANSKE CORP.
   1.83%, 07/17/02                                      100,000          99,919
   1.83%, 07/18/02                                       25,000          24,979
   1.79%, 09/17/02                                       20,000          19,923

   DEN NORSKE BANK ASA
   1.93%, 07/05/02                                       30,000          29,994
   1.82%, 07/29/02                                       25,000          24,965

   DEUTSCHE BANK FINANCIAL, L.L.C.
   1.86%, 07/11/02                                      290,000         289,851
   1.86%, 07/12/02                                      211,000         210,881



See the Financial Notes, which are integral to this information.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   1.79%, 07/16/02                                      218,000         217,838
   1.81%, 07/25/02                                       75,000          74,910

   DEXIA DELAWARE, L.L.C.
   1.87%, 07/10/02                                       73,000          72,966

 * DORADA FINANCE, INC.
   1.81%, 07/15/02                                       18,000          17,987
   1.89%, 07/16/02                                       22,000          21,983
   1.84%, 08/27/02                                       46,000          45,867
   1.84%, 08/30/02                                       50,000          49,848
   1.84%, 09/06/02                                       30,826          30,721
   1.84%, 09/09/02                                       38,500          38,363
   1.84%, 09/10/02                                       31,000          30,888
   1.84%, 09/12/02                                       94,000          93,651

 * DORADA FINANCE, INC., 144A
   3.94%, 07/19/02                                       20,000          20,000
   3.96%, 07/19/02                                       19,000          19,000

   DRESDNER U.S. FINANCE, INC.
   1.88%, 07/09/02                                       75,000          74,969
   2.15%, 10/09/02                                      100,000          99,408

 * EDISON ASSET SECURITIZATION CORP., L.L.C.
   1.96%, 07/02/02                                       78,000          77,996
   1.81%, 09/20/02                                       33,000          32,866

 * FALCON ASSET SECURITIZATION CORP.
   1.88%, 07/15/02                                       15,000          14,989

*+ FORRESTAL FUNDING MASTER TRUST
   1.96%, 07/09/02                                      100,000          99,957
   1.80%, 07/30/02                                       39,142          39,086
   1.97%, 08/06/02                                       92,000          91,821
   1.80%, 08/15/02                                       47,000          46,895
   1.81%, 08/16/02                                       50,000          49,885

   FORTIS FUNDING, L.L.C.
   1.85%, 07/16/02                                       33,000          32,975
   1.80%, 08/05/02                                       30,000          29,948

 * GALAXY FUNDING, INC.
   1.96%, 07/09/02                                       50,000          49,978
   1.83%, 07/26/02                                       38,000          37,952
   1.82%, 08/05/02                                       10,000           9,982
   1.83%, 08/05/02                                       80,000          79,858
   1.84%, 08/05/02                                       24,000          23,957
   1.84%, 08/07/02                                       42,000          41,921
   1.83%, 08/08/02                                      110,000         109,789
   1.80%, 08/22/02                                       20,000          19,948
   1.81%, 09/13/02                                       30,000          29,889

   GE CAPITAL INTERNATIONAL FUNDING, INC.
   1.87%, 07/12/02                                       60,000          59,966
   1.87%, 07/17/02                                       22,000          21,982
   1.80%, 07/29/02                                       55,019          54,942
   1.90%, 08/20/02                                       31,000          30,919
   1.90%, 08/21/02                                      120,000         119,679
   1.80%, 09/18/02                                      235,000         234,077

   GENERAL ELECTRIC CAPITAL CORP.
   1.94%, 07/31/02                                       45,000          44,928
   2.23%, 10/09/02                                       60,000          59,633
   2.01%, 11/05/02                                       52,000          51,635
   2.02%, 12/11/02                                       25,000          24,774
   2.32%, 02/03/03                                       49,000          48,327
   2.26%, 02/14/03                                      188,000         185,357
   2.32%, 02/14/03                                      117,000         115,311
   2.29%, 02/18/03                                      250,000         246,375
   2.31%, 02/19/03                                      175,000         172,429
   2.27%, 02/20/03                                      160,000         157,681
   2.24%, 02/27/03                                      130,000         128,085

   GENERAL ELECTRIC CAPITAL SERVICES
   1.94%, 07/10/02                                      120,000         119,942
   1.82%, 08/01/02                                      100,000          99,844
   1.82%, 08/02/02                                       45,000          44,928
   1.81%, 08/09/02                                       50,000          49,903

 * GIRO FUNDING US CORP.
   1.88%, 07/15/02                                       42,567          42,536
   1.85%, 07/24/02                                       31,000          30,964
   1.85%, 08/01/02                                      100,000          99,842
   1.81%, 08/09/02                                       20,000          19,961
   1.84%, 08/13/02                                      115,806         115,553
   1.81%, 08/19/02                                      142,000         141,652

*o GREENWICH FUNDING CORP.
   1.80%, 07/15/02                                       20,000          19,986
   1.80%, 07/16/02                                       50,000          49,963
   1.80%, 07/17/02                                       60,000          59,952
   1.80%, 08/22/02                                      155,000         154,599

 * GREYHAWK FUNDING, L.L.C.
   1.80%, 07/29/02                                       40,000          39,944
   1.80%, 08/14/02                                      130,000         129,714
   1.80%, 08/15/02                                       36,000          35,919
   1.80%, 08/16/02                                       80,000          79,817

   HALIFAX, PLC
   2.02%, 09/03/02                                      100,000          99,644

*+ HALOGEN CAPITAL COMPANY, L.L.C.
   1.90%, 07/12/02                                       60,000          59,965
   1.89%, 07/16/02                                       58,000          57,955
   1.89%, 07/17/02                                       33,000          32,972



See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

 * HATTERAS FUNDING CORP.
   1.88%, 07/17/02                                       15,000          14,988
   1.82%, 07/29/02                                       43,000          42,939
   1.85%, 08/07/02                                       65,000          64,877
   1.83%, 08/16/02                                       37,000          36,914
   1.83%, 08/19/02                                       46,000          45,886

   HVB FINANCE (DELAWARE), INC.
   1.89%, 07/09/02                                      140,000         139,942
   1.88%, 07/12/02                                       64,000          63,963

   J.P. MORGAN CHASE & CO.
   1.81%, 07/24/02                                      139,000         138,840

 * JUPITER SECURITIZATION CORP.
   1.97%, 07/01/02                                       38,275          38,275

 * K2 (USA), L.L.C.
   1.97%, 07/02/02                                       10,500          10,499
   1.96%, 07/31/02                                       21,000          20,966
   1.96%, 08/05/02                                       23,000          22,957
   1.85%, 08/27/02                                       44,500          44,370
   1.82%, 09/12/02                                       15,000          14,945
   1.82%, 09/16/02                                       34,000          33,868
   1.82%, 09/20/02                                       16,000          15,935
   2.24%, 10/08/02                                       26,000          25,842
   1.81%, 10/21/02                                       17,750          17,651
   2.00%, 12/09/02                                       44,000          43,610
   2.03%, 01/15/03                                       26,000          25,713
   2.04%, 03/11/03                                       15,000          14,788
   2.05%, 03/20/03                                       23,500          23,155

*+ KITTY HAWK FUNDING CORP.
   2.29%, 09/20/02                                       31,728          31,567

   LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
   1.88%, 07/11/02                                       66,000          65,966
   2.13%, 10/16/02                                       50,000          49,686
   1.95%, 10/18/02                                       40,000          39,765
   2.43%, 11/12/02                                       60,000          59,470
   2.55%, 11/26/02                                       35,000          34,642
   2.05%, 03/21/03                                       36,000          35,470

 * LEXINGTON PARKER CAPITAL CO., L.L.C.
   1.95%, 07/25/02                                       15,000          14,981
   1.95%, 07/26/02                                      152,000         151,796
   1.82%, 08/06/02                                       48,000          47,913
   1.84%, 09/03/02                                       65,000          64,789
   2.09%, 10/22/02                                       48,000          47,688

 * LINKS FINANCE, L.L.C.
   1.83%, 07/11/02                                       25,000          24,987
   1.84%, 08/30/02                                       30,000          29,909
   1.82%, 09/04/02                                       40,000          39,869
   1.81%, 09/09/02                                       18,126          18,063
   1.81%, 09/10/02                                       25,000          24,911
   1.82%, 09/10/02                                       20,000          19,929
   1.81%, 09/17/02                                       15,000          14,942
   2.07%, 11/27/02                                       31,000          30,737

 * MARKET STREET FUNDING CORP.
   1.90%, 07/08/02                                       93,000          92,966
   1.94%, 07/09/02                                      130,000         129,944
   1.95%, 07/11/02                                       33,574          33,556

 * MONT BLANC CAPITAL CORP.
   1.83%, 08/01/02                                       30,300          30,253
   1.84%, 08/01/02                                        8,000           7,987
   1.83%, 08/07/02                                       75,026          74,886
   1.84%, 08/07/02                                       35,000          34,934
   1.80%, 08/15/02                                       55,000          54,877

   MORGAN STANLEY
   1.86%, 07/18/02                                      300,000         299,738
   1.79%, 08/26/02                                      300,000         299,169
   1.79%, 08/28/02                                      250,000         249,283

 * NEWCASTLE CERTIFICATES PROGRAM
   Series 2000A
   1.80%, 07/01/02                                       82,225          82,225
   1.82%, 07/17/02                                       50,000          49,960
   1.81%, 08/21/02                                       65,000          64,834
   1.81%, 08/22/02                                       47,000          46,878

   NORDEA NORTH AMERICA, INC.
   1.80%, 09/20/02                                       40,000          39,838

   PRUDENTIAL FUNDING, L.L.C.
   1.87%, 07/08/02                                       50,000          49,982
   1.87%, 07/12/02                                       48,000          47,973

*+ RECEIVABLES CAPITAL CORP.
   1.81%, 08/02/02                                      130,000         129,792

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.80%, 07/25/02                                      330,000         329,606
   1.80%, 08/02/02                                      240,000         239,617

   SAN PAOLO IMI U.S. FINANCIAL CO.
   1.80%, 07/01/02                                      125,000         125,000
   1.86%, 07/17/02                                      100,000          99,918

   SANTANDER CENTRAL HISPANO FINANCE
   (DELAWARE), INC.
   1.89%, 07/10/02                                      135,000         134,937

 * SIGMA FINANCE, INC.
   1.95%, 07/03/02                                       26,000          25,997
   1.90%, 07/11/02                                       48,000          47,975
   1.84%, 08/27/02                                       55,600          55,439
   2.28%, 10/04/02                                       50,000          49,703


See the Financial Notes, which are integral to this information.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   2.24%, 10/11/02                                       95,000          94,405
   1.93%, 12/16/02                                       25,000          24,777
   2.05%, 03/17/03                                       21,000          20,695

 * SIGMA FINANCE, INC., 144A
   3.77%, 08/02/02                                      100,000         100,000
   3.74%, 08/06/02                                      100,000         100,000
   1.85%, 09/04/02                                       10,000          10,031
   3.37%, 09/16/02                                       65,000          65,038
   3.37%, 09/20/02                                       50,000          50,028
   2.83%, 09/25/02                                       10,000          10,000
   2.31%, 11/15/02                                       90,000          89,900
   2.24%, 01/27/03                                       15,000          14,988
   2.13%, 02/14/03                                      100,000         100,000

   SOCIETE GENERALE, N.A., INC.
   1.87%, 07/10/02                                      140,000         139,935
   2.02%, 09/05/02                                       75,000          74,725

   STADSHYPOTEK DELAWARE, INC.
   1.80%, 09/09/02                                       95,000          94,669

 * STELLAR FUNDING GROUP, INC.
   1.90%, 07/08/02                                       11,311          11,307
   1.83%, 07/16/02                                       13,000          12,990
   1.84%, 07/22/02                                        7,405           7,397
   1.84%, 07/24/02                                       13,437          13,421
   1.81%, 08/12/02                                       10,762          10,739
   1.81%, 09/19/02                                       11,877          11,829
   1.81%, 09/20/02                                       15,693          15,629
   2.14%, 10/15/02                                        5,595           5,560
   2.14%, 10/16/02                                       22,648          22,505

   TORONTO DOMINION HOLDINGS
   1.92%, 07/08/02                                       80,000          79,970

*+ TRIPLE-A ONE FUNDING CORP.
   1.80%, 08/20/02                                      100,000          99,751
   1.81%, 09/26/02                                       13,061          13,004

 * VARIABLE FUNDING CAPITAL CORP.
   1.81%, 07/25/02                                       65,000          64,922
   1.80%, 07/29/02                                       95,000          94,868
   1.80%, 07/30/02                                      100,000          99,856
   1.80%, 08/09/02                                      200,000         199,612
   1.79%, 08/19/02                                       29,000          28,929

 * WINDMILL FUNDING CORP.
   1.81%, 07/16/02                                       99,000          98,926
   1.82%, 08/07/02                                       46,000          45,914
   1.81%, 08/08/02                                      128,000         127,757
   1.80%, 08/09/02                                      100,000          99,806
   1.80%, 08/19/02                                       50,000          49,878
   1.81%, 08/21/02                                       24,000          23,939
                                                                     ----------
                                                                     17,666,364

   CERTIFICATES OF DEPOSIT 40.0%
   ----------------------------------------------------------------------------
   ABBEY NATIONAL TREASURY SERVICES, PLC
   3.88%, 07/23/02                                      195,000         195,000
   1.80%, 08/05/02                                       21,000          21,003
   2.05%, 12/09/02                                      125,000         125,000
   2.05%, 12/10/02                                      125,000         125,000

   ABN AMRO BANK, NV
   2.51%, 04/02/03                                      100,000         100,000
   2.80%, 04/09/03                                       50,000          49,998
   2.95%, 04/17/03                                       26,000          25,996
   2.42%, 07/18/03                                      125,000         124,961

   AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.
   1.95%, 08/05/02                                       25,000          25,000
   2.03%, 11/07/02                                       30,000          30,000

   BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   1.95%, 07/02/02                                       11,000          11,000
   2.30%, 09/27/02                                       12,000          12,000

   BANK OF MONTREAL
   1.78%, 08/19/02                                      110,000         110,000

   BANK OF NOVA SCOTIA
   1.86%, 07/12/02                                       78,000          78,000
   1.79%, 07/30/02                                      150,000         150,000
   1.82%, 08/02/02                                       33,000          33,000
   2.00%, 08/15/02                                      180,000         180,001

   BANK OF SCOTLAND
   2.28%, 02/28/03                                       50,000          50,000

   BANK OF SCOTLAND TREASURY SERVICES, PLC
   1.85%, 07/05/02                                       35,000          35,000
   1.80%, 07/24/02                                       90,000          90,000
   1.83%, 08/01/02                                      110,000         110,000
   1.87%, 09/03/02                                       93,000          93,000


See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   BARCLAYS BANK, PLC
   1.82%, 07/22/02                                      140,000         140,001
   1.82%, 07/26/02                                      200,000         200,003
   1.79%, 08/12/02                                      435,000         435,000
   1.79%, 08/15/02                                       20,000          20,000
   1.82%, 08/29/02                                      135,000         135,000
   2.02%, 12/13/02                                      100,000         100,029

   BAYERISCHE HYPO- UND VEREINSBANK, AG
   1.99%, 07/01/02                                       10,000          10,000
   1.81%, 07/24/02                                       64,000          64,000
   1.81%, 07/26/02                                       70,000          70,000
   1.79%, 07/29/02                                       75,000          75,000
   1.81%, 08/12/02                                       50,000          50,001
   1.84%, 08/23/02                                      100,000         100,000
   1.80%, 09/26/02                                       31,000          31,000

   BNP PARIBAS
   1.95%, 07/10/02                                      100,000         100,000
   1.95%, 07/11/02                                      100,000         100,000
   1.79%, 08/12/02                                       75,000          75,000
   1.79%, 08/15/02                                      100,000         100,000
   2.00%, 08/27/02                                       75,000          75,000
   2.22%, 10/15/02                                      188,000         188,000
   2.04%, 03/27/03                                      107,000         107,000

   CANADIAN IMPERIAL BANK OF COMMERCE
   1.87%, 07/08/02                                       91,000          91,001
   1.86%, 07/18/02                                       25,000          25,000
   3.84%, 07/22/02                                      150,000         150,000
   3.88%, 07/23/02                                       40,000          40,000
   3.80%, 07/31/02                                      220,000         219,997
   2.30%, 02/21/03                                       48,000          48,000

   CHASE MANHATTAN BANK USA, N.A.
   1.80%, 07/15/02                                      140,000         140,004
   1.98%, 08/06/02                                      250,000         250,000
   1.81%, 08/08/02                                      220,000         220,000
   1.80%, 08/20/02                                      220,000         220,000

   CITIBANK, N.A.
   1.83%, 07/25/02                                      249,000         249,000
   1.82%, 07/31/02                                       75,000          75,000
   1.82%, 08/06/02                                      120,000         120,000
   1.79%, 09/23/02                                       28,000          28,000

   COMMONWEALTH BANK OF AUSTRALIA
   1.90%, 08/27/02                                       50,000          50,001
   1.79%, 09/13/02                                       50,000          50,002

   CREDIT AGRICOLE INDOSUEZ
   1.79%, 08/13/02                                      195,000         195,001
   2.20%, 10/16/02                                       85,000          85,000
   2.11%, 12/16/02                                       50,000          50,000

   CREDIT SUISSE FIRST BOSTON
   1.80%, 08/07/02                                      100,000         100,000
   1.79%, 08/14/02                                       98,000          98,000
   2.01%, 12/09/02                                       60,000          60,000
   2.12%, 12/16/02                                       98,000          97,964

   DANSKE BANK A/S
   1.78%, 08/19/02                                       50,000          50,000
   1.79%, 09/16/02                                       33,000          33,001

   DEUTSCHE BANK, AG
   1.87%, 07/19/02                                      246,000         246,000
   3.80%, 07/19/02                                      145,000         144,999
   1.87%, 07/22/02                                       90,000          90,000
   1.83%, 07/31/02                                       20,000          20,000
   1.79%, 08/22/02                                       50,000          50,000
   1.82%, 08/30/02                                       55,000          55,001
   3.70%, 10/04/02                                       50,000          49,999
   2.01%, 12/09/02                                      110,000         110,000
   2.34%, 03/07/03                                      110,000         109,996
   2.38%, 03/10/03                                       48,000          47,995

   DEXIA BANK S.A.
   1.86%, 07/08/02                                       60,000          60,001
   2.30%, 02/21/03                                      200,000         200,000
   2.55%, 03/05/03                                       45,000          45,000
   2.51%, 04/02/03                                       55,000          54,998

   DRESDNER BANK, AG
   1.82%, 07/22/02                                       45,000          45,000
   1.79%, 07/25/02                                       20,000          20,000
   1.79%, 07/26/02                                       65,000          65,000
   1.78%, 08/22/02                                       75,000          75,000
   2.27%, 09/20/02                                       96,000          96,000

   FIRST TENNESSEE BANK, N.A.
   1.80%, 08/08/02                                       83,000          83,000


See the Financial Notes, which are integral to this information.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   FORENINGSSPARBANKEN, AB (SWEDBANK)
   1.87%, 07/12/02                                       35,000          35,000
   1.80%, 08/09/02                                       95,000          95,001

   HALIFAX, PLC
   1.85%, 07/05/02                                       10,000          10,000
   1.89%, 07/12/02                                       30,000          30,000
   1.79%, 07/30/02                                       30,000          30,000
   1.81%, 07/30/02                                      200,000         200,000
   1.80%, 07/31/02                                       65,000          65,000
   2.57%, 09/25/02                                       50,000          50,000

   ING BANK, NV
   1.88%, 07/16/02                                       50,000          50,000
   1.85%, 07/23/02                                       65,000          65,000
   1.92%, 08/13/02                                       45,000          45,000
   1.90%, 08/27/02                                      265,000         265,000
   1.87%, 09/03/02                                       17,000          17,000
   1.83%, 09/12/02                                      140,000         140,000
   2.22%, 09/19/02                                       47,000          47,000
   1.79%, 09/24/02                                       95,000          95,000
   2.22%, 10/01/02                                      100,000         100,000
   2.00%, 12/10/02                                      197,000         197,000

   LANDESBANK BADEN WURTTEMBERG
   1.80%, 07/02/02                                       60,000          60,000
   1.94%, 07/02/02                                       70,000          70,000
   1.95%, 07/02/02                                      100,000         100,000
   1.79%, 08/15/02                                       97,000          97,000
   1.79%, 08/16/02                                       85,000          85,000

   LANDESBANK HESSEN-THURINGEN GIROZENTRALE
   2.02%, 12/10/02                                       58,000          57,997

   LLOYDS TSB BANK, PLC
   1.80%, 07/30/02                                       50,000          50,000
   1.79%, 08/16/02                                       44,000          44,000
   1.78%, 08/22/02                                       60,000          60,000
   1.78%, 08/28/02                                       70,000          70,000
   2.53%, 04/02/03                                       50,000          49,998

   NATIONAL WESTMINSTER BANK, PLC
   3.88%, 07/23/02                                      100,000          99,999
   3.89%, 07/24/02                                      321,000         320,996

   NORDDEUTSCHE LANDESBANK GIROZENTRALE
   1.80%, 08/02/02                                       20,000          20,000
   2.00%, 08/05/02                                       30,000          30,000
   1.79%, 08/13/02                                      197,000         197,000
   2.11%, 12/16/02                                       40,000          40,000

   NORDEA BANK FINLAND, PLC
   1.80%, 08/05/02                                       42,000          42,010
   1.79%, 09/16/02                                       50,000          50,000
   1.79%, 09/18/02                                      125,000         125,000
   1.79%, 09/20/02                                      150,000         150,000

   RABOBANK NEDERLAND, NV
   4.04%, 07/08/02                                       98,000          98,000
   2.36%, 01/03/03                                       86,000          85,981
   2.47%, 02/28/03                                       37,000          37,000
   2.98%, 04/04/03                                      100,000          99,963

   ROYAL BANK OF CANADA
   4.05%, 07/08/02                                       96,000          96,000
   1.86%, 07/15/02                                       78,000          78,001
   1.87%, 07/22/02                                       25,000          25,000
   3.88%, 07/23/02                                      100,000          99,999
   3.80%, 07/26/02                                       16,000          16,000
   4.02%, 08/07/02                                      124,000         123,999
   2.30%, 02/21/03                                       35,000          35,000

   ROYAL BANK OF SCOTLAND, PLC
   1.78%, 08/28/02                                       80,000          80,000
   2.56%, 09/25/02                                       93,000          93,000
   3.67%, 10/04/02                                       97,000          96,998
   2.74%, 12/27/02                                       99,000          98,990

   SAN PAOLO IMI SPA
   1.87%, 07/10/02                                      150,000         150,001

   SOCIETE GENERALE
   1.82%, 07/31/02                                       80,000          80,000
   1.78%, 08/21/02                                      125,000         125,000
   2.17%, 09/30/02                                      100,000         100,001
   2.22%, 10/01/02                                      180,000         180,002
   2.04%, 03/27/03                                       71,000          71,000

   STATE STREET BANK & TRUST CO., N.A.
   1.86%, 07/09/02                                      100,000         100,000
   1.80%, 07/19/02                                      100,000         100,000

   SVENSKA HANDELSBANKEN, AB
   1.95%, 07/09/02                                       50,000          50,000
   1.80%, 07/30/02                                       75,000          75,000
   1.95%, 08/09/02                                       48,000          48,000
   1.79%, 08/14/02                                       60,000          60,000

   TORONTO DOMINION BANK
   1.85%, 07/22/02                                       50,000          50,000
   1.87%, 07/23/02                                      107,000         107,000
   3.81%, 07/23/02                                       42,000          42,000
   1.81%, 07/26/02                                       60,000          60,000
   2.47%, 01/06/03                                       46,000          46,000
   2.61%, 04/04/03                                       50,000          50,000


See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

   UBS AG
   3.81%, 07/23/02                                      145,000         144,999
   1.94%, 08/05/02                                       96,000          96,001
   2.33%, 12/17/02                                       65,000          65,007
   2.50%, 12/18/02                                       44,000          44,000
   2.43%, 01/06/03                                       50,000          50,000
   2.44%, 01/06/03                                       47,000          47,002
   2.30%, 02/21/03                                       75,000          75,002
   2.27%, 02/28/03                                      147,000         146,971

   UNICREDITO ITALIANO SPA
   1.80%, 07/03/02                                       50,000          50,000
   1.82%, 07/19/02                                       94,000          94,000
   1.80%, 09/17/02                                       50,000          50,000
   1.80%, 09/19/02                                      100,000         100,001
   1.80%, 09/20/02                                      190,000         190,000
   1.81%, 09/27/02                                       90,000          90,000

   WESTDEUTSCHE LANDESBANK GIROZENTRALE
   2.17%, 09/13/02                                      141,000         141,000
   2.21%, 09/18/02                                      150,000         150,000
   2.26%, 10/07/02                                      195,000         195,000
   2.21%, 10/08/02                                       95,000          95,000

   WESTPAC BANKING CORP.
   1.88%, 07/18/02                                       98,000          98,000
   2.25%, 09/25/02                                       45,000          45,000

   WILMINGTON TRUST CO.
   1.90%, 07/12/02                                       25,000          25,000
                                                                     ----------
                                                                     16,366,872

   BANK NOTES 2.5%
   ----------------------------------------------------------------------------
   BANK OF AMERICA, N.A.
   1.85%, 07/18/02                                      262,000         262,000
   2.50%, 05/02/03                                      185,000         185,000
   2.50%, 05/06/03                                      300,000         300,000

   HARRIS TRUST & SAVINGS BANK
   1.78%, 08/22/02                                       95,000          94,999

   LASALLE NATIONAL BANK
   1.85%, 07/17/02                                       30,000          30,000

   US BANK, N.A.
   1.83%, 07/26/02                                       50,000          50,000
   1.90%, 08/27/02                                      100,000         100,000
                                                                     ----------
                                                                      1,021,999

   PROMISSORY NOTES 2.0%
   ----------------------------------------------------------------------------
 o THE GOLDMAN SACHS GROUP, INC.
   2.09%, 07/30/02                                       80,000          80,000
   2.03%, 08/06/02                                       63,000          63,000
   2.07%, 08/26/02                                      120,000         120,000
   2.26%, 09/12/02                                      309,000         309,000
   2.05%, 12/03/02                                       17,000          17,000
   2.03%, 12/12/02                                      235,000         235,000
                                                                     ----------
                                                                        824,000

   VARIABLE-RATE OBLIGATIONS 2.5% of investments
   ----------------------------------------------------------------------------

+= ACCESS LOANS FOR LEARNING STUDENT LOAN CORP.
   Taxable Student Loan RB
   Series II-A-6
   2.60%, 07/07/02                                       27,800          27,800

 + ACTIVE LIVING OF GLENVIEW, L.L.C.
   Senior Floating Rate Note
   Series 1998, 144A
   1.90%, 07/07/02                                       10,900          10,900

 + BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
   OF THE CITY OF MONTGOMERY, ALABAMA
   Taxable RB (Montgomery
   Baptist Outreach Services
   Corp. Project) Series 1997A
   2.00%, 07/07/02                                        8,600           8,600

 + CITY OF NEW BRITAIN, CONNECTICUT
   GO Pension Bonds
   1.94%, 07/07/02                                       40,000          40,000

 + CITY OF SANTA ROSA
   VRD Wastewater
   Series 1998A
   1.98%, 07/07/02                                       17,300          17,300
   VRD Wastewater
   Series 2002A
   1.98%, 07/07/02                                       40,000          40,000

 + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
   Taxable RB (Jay Leasing, Inc. Project)
   Series 1997
   1.91%, 07/07/02                                        6,635           6,635


See the Financial Notes, which are integral to this information.

   ISSUER                                            FACE VALUE      MKT. VALUE
   RATE, MATURITY DATE                              ($ x 1,000)     ($ x 1,000)

 + FILLMORE, CALIFORNIA PUBLIC FINANCING
   AUTHORITY
   VRD Tax Allocation Bond
   (Fillmore Redevelopment Agency Central
   City Redevelopment Project Area)
   Series 1998A
   1.94%, 07/07/02                                       10,120          10,120

 o GE LIFE & ANNUITY ASSURANCE CO., 144A
   1.89%, 07/30/02                                       50,000          50,000

 + LOANSTAR ASSETS PARTNERS II, L.P., 144A
   1.84%, 07/01/02                                       25,000          25,000

 + MERLOT TRUST
   Series 2000B, 144A
   1.99%, 07/07/02                                       30,000          30,000

 o METROPOLITAN LIFE INSURANCE CO., 144A
   1.89%, 07/30/02                                       50,000          50,000
   1.99%, 08/01/02                                      100,000         100,000

 o MONUMENTAL LIFE INSURANCE CO., 144A
   1.92%, 07/01/02                                      100,000         100,000
   1.94%, 07/01/02                                      100,000         100,000
   2.01%, 07/01/02                                       10,000          10,000

   MORGAN STANLEY, 144A
   1.90%, 07/15/02                                       50,000          50,000

 + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   Taxable Economic Development Bonds
   (MSNBC CNBC Project) Series 1997A, 144A
   1.82%, 07/01/02                                       29,700          29,700

 * SIGMA FINANCE, INC., 144A
   1.81%, 07/18/02                                       50,000          49,988
   1.84%, 07/25/02                                       35,000          35,001

+o STRATEGIC MONEY MARKET TRUST
   Series 2001M, 144A
   1.89%, 09/13/02                                       15,000          15,000

 + TOWN OF ISLIP, NEW YORK IDA
   Taxable Adjustable Rate IDRB
   (Nussdorf Associates/Quality King
   Distributors, Inc. Facility)
   Series 1992, 144A
   2.00%, 07/07/02                                        3,905           3,905

 o TRAVELERS INSURANCE CO., 144A
   1.85%, 07/01/02                                      100,000         100,000
   2.10%, 07/01/02                                       25,000          25,000
   1.97%, 08/01/02                                       25,000          25,000
   1.98%, 08/21/02                                       50,000          50,000
                                                                     ----------
                                                                      1,009,949
   FIXED-RATE - U.S. GOVERNMENT SECURITIES
   0.8% of investments
   ----------------------------------------------------------------------------

   AGENCY DISCOUNT NOTES 0.8%
   ----------------------------------------------------------------------------
   FANNIE MAE
   1.79%, 07/31/02                                      200,000         199,702

   FREDDIE MAC
   1.80%, 08/01/02                                      130,000         129,800
                                                                     ----------
                                                                        329,502

   OTHER INVESTMENTS 9.1% of investments
   ----------------------------------------------------------------------------

                                                 MATURITY VALUE      MKT. VALUE
   SECURITY                                         ($ x 1,000)     ($ x 1,000)

   REPURCHASE AGREEMENTS 9.1%
   ----------------------------------------------------------------------------
   BANK OF AMERICA SECURITIES, L.L.C.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28/02,
     due 07/01/02                                       500,083         500,000

   CREDIT SUISSE FIRST BOSTON CORP.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28/02,
     due 07/01/02                                       229,594         229,556
   1.78%, issued 05/23/02,
     due 07/07/02                                       300,668         300,000
   1.83%, issued 04/11/02,
     due 07/07/02                                       100,442         100,000

   J.P. MORGAN SECURITIES, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28/02,
     due 07/01/02                                       500,083         500,000

   MORGAN STANLEY & CO., INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.78%, issued 06/05/02,
     due 07/07/02                                        50,079          50,000


See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

                                                 MATURITY VALUE      MKT. VALUE
   SECURITY                                         ($ x 1,000)     ($ x 1,000)

   SALOMON SMITH BARNEY, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28/02,
     due 07/01/02                                       280,046         280,000

   UBS PAINEWEBBER, INC.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.99%, issued 06/28/02,
     due 07/01/02                                       800,133         800,000
   1.78%, issued 06/14/02,
     due 07/07/02                                       230,262         230,000
   1.78%, issued 06/21/02,
     due 07/07/02                                       242,191         242,000
   1.79%, issued 06/25/02,
     due 07/07/02                                       100,060         100,000
   1.80%, issued 06/27/02,
     due 07/07/02                                       230,115         230,000
   1.80%, issued 06/28/02,
     due 07/07/02                                        50,023          50,000
   1.81%, issued 04/29/02,
     due 07/07/02                                        50,173          50,000
   1.84%, issued 04/11/02,
    due 07/07/02                                         50,222          50,000
                                                                     ----------
                                                                      3,711,556


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.



See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.


ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                       $40,930,242 a
Receivables:
   Fund shares sold                                                    158,754
   Interest                                                            163,395
Prepaid expenses                                                +          629
                                                                ---------------
TOTAL ASSETS                                                        41,253,020

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                130,903
   Dividends to shareholders                                            23,513
   Investments bought                                                   27,800
   Investment adviser and administrator fees                               735
   Transfer agent and shareholder service fees                             740
Accrued expenses                                                +        1,023
                                                                ---------------
TOTAL LIABILITIES                                                      184,714

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                        41,253,020
TOTAL LIABILITIES                                               -      184,714
                                                                ---------------
NET ASSETS                                                         $41,068,306

NET ASSETS BY SOURCE
Capital received from investors                                     41,068,410
Net realized capital losses                                               (104)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING     =    NAV
  $41,068,306    41,068,519           $1.00


a Includes illiquid restricted securities worth $1,733,500, or 4.24% of the fund's investments. The amortized cost for the fund's securities was $40,930,242.


FEDERAL TAX DATA
COST BASIS OF PORTFOLIO    $40,930,242

UNUSED CAPITAL LOSSES:
Expires 12/31 of:         Loss amount:
 2003                      $       104


See the Financial Notes, which are integral to this information.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)--FINANCIALS


Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $458,322

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               67,660 a
Transfer agent and shareholder service fees                             47,332 b
Trustees' fees                                                              75 c
Custodian and portfolio accounting fees                                  1,534
Professional fees                                                           84
Registration fees                                                         (991)
Shareholder reports                                                        251
Other expenses                                                     +       184
                                                                   ------------
Total expenses                                                         116,129
Expense reduction                                                  -    19,314 d
                                                                   ------------
NET EXPENSES                                                            96,815

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                458,322
NET EXPENSES                                                       -    96,815
                                                                   ------------
NET INVESTMENT INCOME                                                  361,507
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $361,507

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003 to 0.45% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.



See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS
-------------------------------------------------------------------------------
                                            1/1/02-6/30/02     1/1/01-12/31/01
Net investment income                         $    361,507        $  1,741,560
Net realized gains                         +            --                  21
                                           ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             361,507           1,741,581

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income          $    361,507        $  1,741,560

TRANSACTIONS IN FUND SHARES                                                    a
-------------------------------------------------------------------------------
Shares sold                                     18,496,370          52,214,557
Shares reinvested                                  319,004           1,633,497
Shares redeemed                            +   (21,994,128)        (45,920,355)
                                           ------------------------------------
NET INCREASE OR DECREASE                        (3,178,754)          7,927,699

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                             44,247,060          36,319,340
Total increase or decrease                 +    (3,178,754)          7,927,720 b
                                           ------------------------------------
END OF PERIOD                                 $ 41,068,306        $ 44,247,060


a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES
Unaudited


BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS' SHARES ARE BOUGHT AND SOLD AT $1.00 PER SHARE. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.


FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.


THE TRUST AND ITS FUNDS
--------------------------------------------------------------------------------

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989

   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

FINANCIAL NOTES


THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

GLOSSARY


ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.


PORTFOLIO TERMS
--------------------------------------------------------------------------------

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TOB    Tender option bond
TOBP   Tender option bond partnership
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

GLOSSARY Continued

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds(R). Please read the prospectus carefully before you invest.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


1 Shares of Sweep Investments(TM) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)
   U.S. MarketMasters Fund(TM)
   Small-Cap MarketMasters Fund(TM)
   International MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio
Schwab MarketMasters Funds(TM)
   Balanced MarketMasters Fund(TM)

BOND FUNDS
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).


2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]







INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

SchwabFunds(R)
PO Box 3812, Englewood, CO 80155-3812


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. REG 13602-05